MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.1%)
Activision Blizzard, Inc.	2,365	189,460
Alphabet, Inc. Cl A*	913	2,539,373
Alphabet, Inc. Cl C*	843	2,354,491
AT&T, Inc.	21,680	512,298
Charter Communications, Inc. Cl A*	361	196,933
Comcast Corp. Cl A	13,734	643,026
Discovery, Inc. Cl A*	515	12,834
Discovery, Inc. Cl C*	922	23,022
DISH Network Corp. Cl A*	758	23,991
Electronic Arts, Inc.	854	108,039
Fox Corp. Cl A	959	37,833
Fox Corp. Cl B	443	16,072
Interpublic Group of Cos., Inc.	1,195	42,363
Live Nation Entertainment, Inc.*	410	48,232
Lumen Technologies, Inc.	2,798	31,533
Match Group, Inc.*	859	93,408
Meta Platforms, Inc. Cl A*	7,010	1,558,744
Netflix, Inc.*	1,348	504,947
News Corp. Cl A	1,187	26,292
News Corp. Cl B	368	8,287
Omnicom Group, Inc.	634	53,814
Paramount Global Cl B	1,842	69,646
Take-Two Interactive Software, Inc.*	350	53,809
T-Mobile US, Inc.*	1,782	228,720
Twitter, Inc.*	2,428	93,939
Verizon Communications, Inc.	12,745	649,230
Walt Disney Co.*	5,527	758,083

		10,878,419

CONSUMER DISCRETIONARY (11.7%)
Advance Auto Parts, Inc.	189	39,115
Amazon.com, Inc.*	1,329	4,332,474
Aptiv PLC*	821	98,282
AutoZone, Inc.*	62	126,764
Bath & Body Works, Inc.	782	37,380
Best Buy Co., Inc.	657	59,721
Booking Hldgs., Inc.*	124	291,208
BorgWarner, Inc.	728	28,319
Caesars Entertainment, Inc.*	649	50,207
CarMax, Inc.*	491	47,372
Carnival Corp.*	2,456	49,660
Chipotle Mexican Grill, Inc. Cl A*	85	134,473
Darden Restaurants, Inc.	388	51,585
Dollar General Corp.	703	156,509
Dollar Tree, Inc.*	683	109,382
Domino’s Pizza, Inc.	110	44,771
DR Horton, Inc.	979	72,945
eBay, Inc.	1,901	108,851
Etsy, Inc.*	384	47,723
Expedia Group, Inc.*	456	89,226
Ford Motor Co.	11,942	201,939
Garmin Ltd.	461	54,679
General Motors Co.*	4,411	192,937
Genuine Parts Co.	432	54,441
Hasbro, Inc.	394	32,276

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Hilton Worldwide Hldgs., Inc.*	846	128,372
Home Depot, Inc.	3,170	948,876
Las Vegas Sands Corp.*	1,044	40,580
Lennar Corp. Cl A	794	64,449
LKQ Corp.	814	36,964
Lowe’s Cos., Inc.	2,045	413,479
Marriott International, Inc. Cl A*	831	146,048
McDonald’s Corp.	2,269	561,078
MGM Resorts International	1,144	47,979
Mohawk Industries, Inc.*	166	20,617
Newell Brands, Inc.	1,149	24,600
NIKE, Inc. Cl B	3,875	521,420
Norwegian Cruise Line Hldgs. Ltd.*	1,266	27,700
NVR, Inc.*	10	44,673
O’Reilly Automotive, Inc.*	205	140,417
Penn National Gaming, Inc.*	504	21,380
Pool Corp.	121	51,165
PulteGroup, Inc.	755	31,634
PVH Corp.	212	16,241
Ralph Lauren Corp. Cl A	140	15,882
Ross Stores, Inc.	1,073	97,064
Royal Caribbean Cruises Ltd.*	681	57,054
Starbucks Corp.	3,492	317,667
Tapestry, Inc.	801	29,757
Target Corp.	1,455	308,780
Tesla, Inc.*	2,542	2,739,259
TJX Cos., Inc.	3,622	219,421
Tractor Supply Co.	346	80,746
Ulta Beauty, Inc.*	164	65,308
Under Armour, Inc. Cl A*	573	9,752
Under Armour, Inc. Cl C*	653	10,161
VF Corp.	980	55,723
Whirlpool Corp.	179	30,928
Wynn Resorts Ltd.*	320	25,517
Yum! Brands, Inc.	877	103,951

		13,966,881

CONSUMER STAPLES (5.9%)
Altria Group, Inc.	5,535	289,204
Archer-Daniels-Midland Co.	1,699	153,352
Brown-Forman Corp. Cl B	555	37,196
Campbell Soup Co.	614	27,366
Church & Dwight Co., Inc.	735	73,044
Clorox Co.	374	51,997
Coca-Cola Co.	11,802	731,724
Colgate-Palmolive Co.	2,559	194,049
Conagra Brands, Inc.	1,456	48,878
Constellation Brands, Inc. Cl A	499	114,930
Costco Wholesale Corp.	1,346	775,094
Estee Lauder Cos., Inc. Cl A	706	192,258
General Mills, Inc.	1,831	123,995
Hershey Co.	441	95,534
Hormel Foods Corp.	857	44,170
JM Smucker Co.	328	44,415
Kellogg Co.	777	50,109
Kimberly-Clark Corp.	1,023	125,993
Kraft Heinz Co.	2,155	84,885
Kroger Co.	2,031	116,518
Lamb Weston Hldgs., Inc.	441	26,420

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

McCormick & Co., Inc.	758	75,648
Molson Coors Beverage Co. Cl B	572	30,533
Mondelez International, Inc. Cl A	4,215	264,618
Monster Beverage Corp.*	1,141	91,166
PepsiCo, Inc.	4,200	702,996
Philip Morris International, Inc.	4,705	441,988
Procter & Gamble Co.	7,277	1,111,926
Sysco Corp.	1,541	125,823
Tyson Foods, Inc. Cl A	888	79,591
Walgreens Boots Alliance, Inc.	2,175	97,375
Walmart, Inc.	4,295	639,611

		7,062,406

ENERGY (3.8%)
APA Corp.	1,103	45,587
Baker Hughes Co. Cl A	2,750	100,128
Chevron Corp.	5,852	952,881
ConocoPhillips	3,954	395,400
Coterra Energy, Inc.	2,470	66,616
Devon Energy Corp.	1,911	112,997
Diamondback Energy, Inc.	517	70,870
EOG Resources, Inc.	1,776	211,753
Exxon Mobil Corp.	12,853	1,061,529
Halliburton Co.	2,728	103,309
Hess Corp.	837	89,592
Kinder Morgan, Inc.	5,920	111,947
Marathon Oil Corp.	2,364	59,360
Marathon Petroleum Corp.	1,758	150,309
Occidental Petroleum Corp.	2,694	152,858
ONEOK, Inc.	1,354	95,633
Phillips 66	1,420	122,674
Pioneer Natural Resources Co.	689	172,271
Schlumberger NV	4,261	176,022
Valero Energy Corp.	1,241	126,011
Williams Cos., Inc.	3,689	123,250

		4,500,997

FINANCIALS (11.6%)
Aflac, Inc.	1,821	117,254
Allstate Corp.	852	118,011
American Express Co.	1,867	349,129
American International Group, Inc.	2,521	158,243
Ameriprise Financial, Inc.	336	100,921
Aon PLC Cl A	652	212,311
Arthur J. Gallagher & Co.	633	110,522
Assurant, Inc.	172	31,275
Bank of America Corp.	21,581	889,569
Bank of New York Mellon Corp.	2,246	111,469
Berkshire Hathaway, Inc. Cl B*	5,560	1,962,180
BlackRock, Inc. Cl A	433	330,886
Brown & Brown, Inc.	712	51,456
Capital One Financial Corp.	1,257	165,032
Cboe Global Markets, Inc.	324	37,072
Charles Schwab Corp.	4,564	384,791
Chubb Ltd.	1,308	279,781
Cincinnati Financial Corp.	455	61,862
Citigroup, Inc.	6,025	321,735
Citizens Financial Group, Inc.	1,294	58,657
CME Group, Inc. Cl A	1,091	259,505
Comerica, Inc.	397	35,901

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Discover Financial Svcs.	874	96,306
Everest Re Group Ltd.	119	35,864
FactSet Research Systems, Inc.	114	49,493
Fifth Third Bancorp	2,076	89,351
First Republic Bank	544	88,182
Franklin Resources, Inc.	854	23,844
Globe Life, Inc.	282	28,369
Goldman Sachs Group, Inc.	1,031	340,333
Hartford Financial Svcs. Group, Inc.	1,017	73,031
Huntington Bancshares, Inc.	4,365	63,816
Intercontinental Exchange, Inc.	1,706	225,397
Invesco Ltd.	1,036	23,890
iShares Core S&P 500 ETF	2,165	982,239
JPMorgan Chase & Co.	8,972	1,223,063
KeyCorp.	2,820	63,112
Lincoln National Corp.	506	33,072
Loews Corp.	595	38,568
M&T Bank Corp.	391	66,274
MarketAxess Hldgs., Inc.	115	39,123
Marsh & McLennan Cos., Inc.	1,533	261,254
MetLife, Inc.	2,130	149,696
Moody’s Corp.	491	165,668
Morgan Stanley	4,304	376,170
MSCI, Inc. Cl A	247	124,211
Nasdaq, Inc.	355	63,261
Northern Trust Corp.	631	73,480
People’s United Financial, Inc.	1,299	25,967
PNC Financial Svcs. Group, Inc.	1,275	235,174
Principal Financial Group, Inc.	738	54,177
Progressive Corp.	1,774	202,218
Prudential Financial, Inc.	1,148	135,659
Raymond James Financial, Inc.	567	62,319
Regions Financial Corp.	2,860	63,664
S&P Global, Inc.	1,075	440,943
Signature Bank	190	55,763
State Street Corp.	1,111	96,790
SVB Financial Group*	178	99,582
Synchrony Financial	1,583	55,104
T. Rowe Price Group, Inc.	696	105,228
Travelers Cos., Inc.	732	133,758
Truist Financial Corp.	4,053	229,805
U.S. Bancorp	4,100	217,915
Wells Fargo & Co.	11,797	571,683
Willis Towers Watson PLC	371	87,638
WR Berkley Corp.	636	42,450
Zions Bancorp N.A.	460	30,158

		13,890,624

HEALTH CARE (13.2%)
Abbott Laboratories	5,368	635,357
AbbVie, Inc.	5,367	870,044
ABIOMED, Inc.*	138	45,711
Agilent Technologies, Inc.	912	120,685
Align Technology, Inc.*	223	97,228
AmerisourceBergen Corp. Cl A	457	70,702
Amgen, Inc.	1,710	413,512
Anthem, Inc.	737	362,029
Baxter International, Inc.	1,520	117,861
Becton Dickinson & Co.	865	230,090

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Biogen, Inc.*	445	93,717
Bio-Rad Laboratories, Inc. Cl A*	65	36,610
Bio-Techne Corp.	119	51,532
Boston Scientific Corp.*	4,326	191,599
Bristol-Myers Squibb Co.	6,617	483,240
Cardinal Health, Inc.	841	47,685
Catalent, Inc.*	544	60,330
Centene Corp.*	1,771	149,101
Cerner Corp.	893	83,549
Charles River Laboratories International, Inc.*	153	43,447
Cigna Corp.	980	234,818
Cooper Cos., Inc.	149	62,221
CVS Health Corp.	3,985	403,322
Danaher Corp.	1,932	566,714
DaVita, Inc.*	187	21,152
DENTSPLY SIRONA, Inc.	664	32,682
Dexcom, Inc.*	294	150,410
Edwards Lifesciences Corp.*	1,895	223,079
Eli Lilly & Co.	2,410	690,152
Gilead Sciences, Inc.	3,808	226,386
HCA Healthcare, Inc.	727	182,201
Henry Schein, Inc.*	421	36,707
Hologic, Inc.*	759	58,306
Humana, Inc.	390	169,716
IDEXX Laboratories, Inc.*	257	140,594
Illumina, Inc.*	475	165,965
Incyte Corp.*	571	45,349
Intuitive Surgical, Inc.*	1,086	327,625
IQVIA Hldgs., Inc.*	580	134,102
Johnson & Johnson	7,992	1,416,422
Laboratory Corp. of America Hldgs.*	282	74,352
McKesson Corp.	455	139,289
Medtronic PLC	4,082	452,898
Merck & Co., Inc.	7,669	629,241
Mettler-Toledo International, Inc.*	69	94,750
Moderna, Inc.*	1,071	184,490
Molina Healthcare, Inc.*	177	59,045
Organon & Co.	770	26,896
PerkinElmer, Inc.	383	66,818
Pfizer, Inc.	17,040	882,161
Quest Diagnostics, Inc.	361	49,406
Regeneron Pharmaceuticals, Inc.*	324	226,288
ResMed, Inc.	443	107,432
STERIS PLC	304	73,498
Stryker Corp.	1,019	272,430
Teleflex, Inc.	142	50,386
Thermo Fisher Scientific, Inc.	1,196	706,417
UnitedHealth Group, Inc.	2,859	1,458,004
Universal Health Svcs., Inc. Cl B	221	32,034
Vertex Pharmaceuticals, Inc.*	773	201,730
Viatris, Inc.	3,672	39,951
Waters Corp.*	185	57,422
West Pharmaceutical Svcs., Inc.	224	91,999
Zimmer Biomet Hldgs., Inc.	634	81,089
Zoetis, Inc. Cl A	1,436	270,815

		15,820,793

INDUSTRIALS (7.6%)
3M Co.	1,734	258,158

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Alaska Air Group, Inc.*	382	22,160
Allegion PLC	272	29,860
American Airlines Group, Inc.*	1,966	35,880
AMETEK, Inc.	702	93,492
AO Smith Corp.	398	25,428
Boeing Co.*	1,664	318,656
Carrier Global Corp.	2,597	119,124
Caterpillar, Inc.	1,642	365,870
CH Robinson Worldwide, Inc.	395	42,545
Cintas Corp.	267	113,579
Copart, Inc.*	648	81,305
CSX Corp.	6,734	252,188
Cummins, Inc.	432	88,608
Deere & Co.	851	353,557
Delta Air Lines, Inc.*	1,943	76,885
Dover Corp.	437	68,565
Eaton Corp. PLC	1,210	183,630
Emerson Electric Co.	1,803	176,784
Equifax, Inc.	370	87,727
Expeditors International of Washington, Inc.	514	53,024
Fastenal Co.	1,747	103,772
FedEx Corp.	740	171,229
Fortive Corp.	1,089	66,353
Fortune Brands Home & Security, Inc.	412	30,603
Generac Hldgs., Inc.*	192	57,074
General Dynamics Corp.	700	168,826
General Electric Co.	3,337	305,336
Honeywell International, Inc.	2,082	405,116
Howmet Aerospace, Inc.	1,152	41,403
Huntington Ingalls Industries, Inc.	121	24,132
IDEX Corp.	230	44,098
Illinois Tool Works, Inc.	867	181,550
Ingersoll Rand, Inc.	1,237	62,283
Jacobs Engineering Group, Inc.	392	54,022
JB Hunt Transport Svcs., Inc.	255	51,201
Johnson Controls International PLC	2,133	139,861
L-3 Harris Technologies, Inc.	596	148,088
Leidos Hldgs., Inc.	426	46,017
Lockheed Martin Corp.	736	324,870
Masco Corp.	728	37,128
Nielsen Hldgs. PLC	1,089	29,664
Nordson Corp.	164	37,241
Norfolk Southern Corp.	728	207,640
Northrop Grumman Corp.	445	199,013
Old Dominion Freight Line, Inc.	283	84,526
Otis Worldwide Corp.	1,290	99,266
PACCAR, Inc.	1,054	92,826
Parker-Hannifin Corp.	390	110,666
Pentair PLC	502	27,213
Quanta Svcs., Inc.	433	56,987
Raytheon Technologies Corp.	4,531	448,886
Republic Svcs., Inc. Cl A	634	84,005
Robert Half International, Inc.	332	37,908
Rockwell Automation, Inc.	353	98,851
Rollins, Inc.	687	24,079
Roper Technologies, Inc.	320	151,114
Snap-on, Inc.	162	33,288
Southwest Airlines Co.*	1,798	82,348

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Stanley Black & Decker, Inc.	495	69,196
Textron, Inc.	669	49,760
Trane Technologies PLC	709	108,264
TransDigm Group, Inc.*	159	103,595
Union Pacific Corp.	1,934	528,388
United Airlines Hldgs., Inc.*	983	45,572
United Parcel Svc., Inc. Cl B	2,214	474,814
United Rentals, Inc.*	219	77,791
Verisk Analytics, Inc. Cl A	489	104,954
Waste Management, Inc.	1,168	185,128
Westinghouse Air Brake Technologies Corp.	567	54,528
WW Grainger, Inc.	131	67,569
Xylem, Inc.	547	46,637

		9,131,704

INFORMATION TECHNOLOGY (27.3%)
Accenture PLC Cl A	1,919	647,144
Adobe, Inc.*	1,432	652,448
Advanced Micro Devices, Inc.*	4,963	542,654
Akamai Technologies, Inc.*	493	58,859
Amphenol Corp. Cl A	1,818	136,986
Analog Devices, Inc.	1,595	263,462
ANSYS, Inc.*	264	83,860
Apple, Inc.	47,068	8,218,543
Applied Materials, Inc.	2,696	355,333
Arista Networks, Inc.*	681	94,645
Autodesk, Inc.*	668	143,186
Automatic Data Processing, Inc.	1,275	290,114
Broadcom, Inc.	1,253	788,989
Broadridge Financial Solutions, Inc.	355	55,277
Cadence Design Systems, Inc.*	841	138,311
CDW Corp.	412	73,703
Ceridian HCM Hldg., Inc.*	415	28,369
Cisco Systems, Inc.	12,804	713,951
Citrix Systems, Inc.	379	38,241
Cognizant Technology Solutions Corp. Cl A	1,595	143,024
Corning, Inc.	2,268	83,712
DXC Technology Co.*	742	24,211
Enphase Energy, Inc.*	407	82,124
EPAM Systems, Inc.*	172	51,017
F5, Inc.*	184	38,447
Fidelity National Information Svcs., Inc.	1,849	185,677
Fiserv, Inc.*	1,804	182,926
FleetCor Technologies, Inc.*	246	61,269
Fortinet, Inc.*	411	140,455
Gartner, Inc.*	250	74,365
Global Payments, Inc.	864	118,230
Hewlett Packard Enterprise Co.	3,927	65,620
HP, Inc.	3,287	119,318
Intel Corp.	12,362	612,661
International Business Machines Corp.	2,723	354,044
Intuit, Inc.	860	413,522
IPG Photonics Corp.*	108	11,854
Jack Henry & Associates, Inc.	221	43,548
Juniper Networks, Inc.	987	36,677
Keysight Technologies, Inc.*	556	87,831
KLA Corp.	458	167,655
Lam Research Corp.	424	227,947
Mastercard, Inc. Cl A	2,620	936,336

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Microchip Technology, Inc.	1,688	126,836
Micron Technology, Inc.	3,400	264,826
Microsoft Corp.	22,760	7,017,136
Monolithic Power Systems, Inc.	131	63,624
Motorola Solutions, Inc.	513	124,249
NetApp, Inc.	675	56,025
NortonLifeLock, Inc.	1,766	46,834
NVIDIA Corp.	7,590	2,071,007
NXP Semiconductors NV	807	149,360
Oracle Corp.	4,783	395,698
Paychex, Inc.	975	133,058
Paycom Software, Inc.*	146	50,571
PayPal Hldgs., Inc.*	3,537	409,054
PTC, Inc.*	320	34,470
Qorvo, Inc.*	329	40,829
QUALCOMM, Inc.	3,422	522,950
Salesforce.com, Inc.*	2,990	634,837
Seagate Technology Hldgs. PLC	611	54,929
ServiceNow, Inc.*	607	338,032
Skyworks Solutions, Inc.	498	66,373
SolarEdge Technologies, Inc.*	159	51,257
Synopsys, Inc.*	466	155,304
TE Connectivity Ltd.	988	129,408
Teledyne Technologies, Inc.*	141	66,641
Teradyne, Inc.	495	58,524
Texas Instruments, Inc.	2,804	514,478
Trimble, Inc.*	762	54,971
Tyler Technologies, Inc.*	124	55,166
VeriSign, Inc.*	293	65,181
Visa, Inc. Cl A	5,035	1,116,612
Western Digital Corp.*	950	47,168
Zebra Technologies Corp. Cl A*	161	66,606

		32,568,559

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	673	168,189
Albemarle Corp.	355	78,508
Amcor PLC	4,596	52,073
Avery Dennison Corp.	251	43,667
Ball Corp.	983	88,470
Celanese Corp. Cl A	327	46,719
CF Industries Hldgs., Inc.	651	67,092
Corteva, Inc.	2,207	126,858
Dow, Inc.	2,234	142,351
DuPont de Nemours, Inc.	1,557	114,564
Eastman Chemical Co.	392	43,928
Ecolab, Inc.	757	133,656
FMC Corp.	384	50,523
Freeport-McMoRan, Inc.	4,457	221,691
International Flavors & Fragrances, Inc.	773	101,518
International Paper Co.	1,176	54,272
Linde PLC	1,556	497,033
LyondellBasell Industries NV Cl A	798	82,050
Martin Marietta Materials, Inc.	189	72,744
Mosaic Co.	1,125	74,813
Newmont Corp.	2,421	192,348
Nucor Corp.	826	122,785
Packaging Corp. of America	288	44,960
PPG Industries, Inc.	721	94,501

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Sealed Air Corp.	450	30,132
Sherwin-Williams Co.	732	182,722
Vulcan Materials Co.	402	73,847
Westrock Co.	799	37,577

		3,039,591

REAL ESTATE (2.7%)
Alexandria Real Estate Equities, Inc.	442	88,953
American Tower Corp.	1,383	347,437
AvalonBay Communities, Inc.	424	105,309
Boston Properties, Inc.	432	55,642
CBRE Group, Inc. Cl A*	1,016	92,984
Crown Castle International Corp.	1,312	242,195
Digital Realty Trust, Inc.	862	122,232
Duke Realty Corp.	1,156	67,117
Equinix, Inc.	273	202,462
Equity Residential	1,037	93,247
Essex Property Trust, Inc.	198	68,405
Extra Space Storage, Inc.	406	83,474
Federal Realty Investment Trust	214	26,123
Healthpeak Properties, Inc.	1,637	56,198
Host Hotels & Resorts, Inc.	2,168	42,124
Iron Mountain, Inc.	879	48,705
Kimco Realty Corp.	1,872	46,238
Mid-America Apartment Communities, Inc.	350	73,308
Prologis, Inc.	2,247	362,846
Public Storage	463	180,700
Realty Income Corp.	1,718	119,057
Regency Centers Corp.	468	33,387
SBA Communications Corp. Cl A	330	113,553
Simon Property Group, Inc.	998	131,297
UDR, Inc.	908	52,092
Ventas, Inc.	1,212	74,853
Vornado Realty Trust	483	21,890
Welltower, Inc.	1,321	127,001
Weyerhaeuser Co.	2,269	85,995

		3,164,824

UTILITIES (2.7%)
AES Corp.	2,024	52,078
Alliant Energy Corp.	760	47,485
Ameren Corp.	782	73,320
American Electric Power Co., Inc.	1,529	152,548
American Water Works Co., Inc.	551	91,207
Atmos Energy Corp.	411	49,110
CenterPoint Energy, Inc.	1,909	58,492
CMS Energy Corp.	880	61,547
Consolidated Edison, Inc.	1,074	101,686
Constellation Energy Corp.	991	55,771
Dominion Energy, Inc.	2,459	208,941
DTE Energy Co.	588	77,740
Duke Energy Corp.	2,335	260,726
Edison International	1,153	80,825
Entergy Corp.	610	71,218
Evergy, Inc.	696	47,565
Eversource Energy	1,044	92,070
Exelon Corp.	2,974	141,652
FirstEnergy Corp.	1,731	79,384
NextEra Energy, Inc.	5,957	504,617
NiSource, Inc.	1,192	37,906

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

NRG Energy, Inc.				743	28,502
Pinnacle West Capital Corp.				343	26,788
PPL Corp.				2,279	65,088
Public Svc. Enterprise Group, Inc.				1,535	107,450
Sempra Energy				969	162,908
Southern Co.				3,218	233,337
WEC Energy Group, Inc.				958	95,618
Xcel Energy, Inc.				1,635	117,998

					3,183,577

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $90,416,548) 98.1%					117,208,375

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.33	06/02/22	200,000	199,886

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,886) 0.2%					199,886

				Shares	Value
WARRANTS
Energy (0.0%) (2)

Occidental Petroleum Corp. - expiring 08/03/2027*				369	13,000

TOTAL WARRANTS (Cost: $1,826) 0.0% (2)					13,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.9%)
Citibank, New York Time Deposit		0.15	04/01/22	2,302,166	2,302,166

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,302,166) 1.9%					2,302,166

TOTAL INVESTMENTS (Cost: $92,920,426) 100.2%					119,723,427

OTHER NET ASSETS -0.2%					(190,744)

NET ASSETS 100.0%					$119,532,683

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.6%)
Activision Blizzard, Inc.	210	16,823
Alphabet, Inc. Cl A*	81	225,289
Alphabet, Inc. Cl C*	75	209,474
AT&T, Inc.	1,925	45,488
Charter Communications, Inc. Cl A*	33	18,002
Comcast Corp. Cl A	1,220	57,121
Discovery, Inc. Cl A*	45	1,121
Discovery, Inc. Cl C*	82	2,048
DISH Network Corp. Cl A*	68	2,152
Electronic Arts, Inc.	76	9,615
Fox Corp. Cl A	86	3,393
Fox Corp. Cl B	39	1,415
Interpublic Group of Cos., Inc.	106	3,758
Live Nation Entertainment, Inc.*	36	4,235
Lumen Technologies, Inc.	248	2,795
Match Group, Inc.*	76	8,264
Meta Platforms, Inc. Cl A*	623	138,530
Netflix, Inc.*	119	44,576
News Corp. Cl A	106	2,348
News Corp. Cl B	33	743
Omnicom Group, Inc.	57	4,838
Paramount Global Cl B	163	6,163
Take-Two Interactive Software, Inc.*	31	4,766
T-Mobile US, Inc.*	158	20,279
Twitter, Inc.*	215	8,319
Verizon Communications, Inc.	1,131	57,613
Walt Disney Co.*	490	67,208

		966,376

CONSUMER DISCRETIONARY (7.2%)
Advance Auto Parts, Inc.	17	3,518
Amazon.com, Inc.*	118	384,674
Aptiv PLC*	73	8,739
AutoZone, Inc.*	6	12,268
Bath & Body Works, Inc.	70	3,346
Best Buy Co., Inc.	59	5,363
Booking Hldgs., Inc.*	11	25,833
BorgWarner, Inc.	65	2,528
Caesars Entertainment, Inc.*	58	4,487
CarMax, Inc.*	44	4,245
Carnival Corp.*	218	4,408
Chipotle Mexican Grill, Inc. Cl A*	8	12,656
Darden Restaurants, Inc.	35	4,653
Dollar General Corp.	63	14,026
Dollar Tree, Inc.*	61	9,769
Domino’s Pizza, Inc.	10	4,070
DR Horton, Inc.	87	6,482
eBay, Inc.	168	9,620
Etsy, Inc.*	34	4,226
Expedia Group, Inc.*	40	7,827
Ford Motor Co.	1,060	17,925
Garmin Ltd.	41	4,863
General Motors Co.*	391	17,102
Genuine Parts Co.	38	4,789
Hasbro, Inc.	35	2,867

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Hilton Worldwide Hldgs., Inc.*	75	11,380
Home Depot, Inc.	282	84,411
Las Vegas Sands Corp.*	93	3,615
Lennar Corp. Cl A	71	5,763
LKQ Corp.	72	3,270
Lowe’s Cos., Inc.	182	36,799
Marriott International, Inc. Cl A*	74	13,005
McDonald’s Corp.	201	49,703
MGM Resorts International	102	4,278
Mohawk Industries, Inc.*	15	1,863
Newell Brands, Inc.	102	2,184
NIKE, Inc. Cl B	344	46,289
Norwegian Cruise Line Hldgs. Ltd.*	112	2,451
NVR, Inc.*	1	4,467
O’Reilly Automotive, Inc.*	18	12,329
Penn National Gaming, Inc.*	45	1,909
Pool Corp.	11	4,651
PulteGroup, Inc.	68	2,849
PVH Corp.	19	1,455
Ralph Lauren Corp. Cl A	13	1,475
Ross Stores, Inc.	96	8,684
Royal Caribbean Cruises Ltd.*	61	5,111
Starbucks Corp.	311	28,292
Tapestry, Inc.	72	2,675
Target Corp.	130	27,588
Tesla, Inc.*	225	242,460
TJX Cos., Inc.	322	19,507
Tractor Supply Co.	31	7,235
Ulta Beauty, Inc.*	15	5,973
Under Armour, Inc. Cl A*	51	868
Under Armour, Inc. Cl C*	58	902
VF Corp.	87	4,947
Whirlpool Corp.	16	2,765
Wynn Resorts Ltd.*	28	2,233
Yum! Brands, Inc.	78	9,245

		1,242,915

CONSUMER STAPLES (3.7%)
Altria Group, Inc.	492	25,707
Archer-Daniels-Midland Co.	150	13,539
Brown-Forman Corp. Cl B	50	3,351
Campbell Soup Co.	55	2,451
Church & Dwight Co., Inc.	66	6,559
Clorox Co.	33	4,588
Coca-Cola Co.	1,048	64,976
Colgate-Palmolive Co.	227	17,213
Conagra Brands, Inc.	129	4,331
Constellation Brands, Inc. Cl A	44	10,134
Costco Wholesale Corp.	119	68,526
Estee Lauder Cos., Inc. Cl A	62	16,884
General Mills, Inc.	163	11,038
Hershey Co.	39	8,449
Hormel Foods Corp.	76	3,917
JM Smucker Co.	29	3,927
Kellogg Co.	69	4,450
Kimberly-Clark Corp.	91	11,208
Kraft Heinz Co.	191	7,523
Kroger Co.	181	10,384
Lamb Weston Hldgs., Inc.	39	2,336

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

McCormick & Co., Inc.	67	6,687
Molson Coors Beverage Co. Cl B	51	2,722
Mondelez International, Inc. Cl A	375	23,542
Monster Beverage Corp.*	101	8,070
PepsiCo, Inc.	373	62,433
Philip Morris International, Inc.	418	39,267
Procter & Gamble Co.	647	98,862
Sysco Corp.	137	11,186
Tyson Foods, Inc. Cl A	79	7,081
Walgreens Boots Alliance, Inc.	193	8,641
Walmart, Inc.	382	56,887

		626,869

ENERGY (2.3%)
APA Corp.	98	4,050
Baker Hughes Co. Cl A	244	8,884
Chevron Corp.	519	84,509
ConocoPhillips	352	35,200
Coterra Energy, Inc.	219	5,906
Devon Energy Corp.	169	9,993
Diamondback Energy, Inc.	46	6,306
EOG Resources, Inc.	157	18,719
Exxon Mobil Corp.	1,141	94,235
Halliburton Co.	242	9,165
Hess Corp.	74	7,921
Kinder Morgan, Inc.	525	9,928
Marathon Oil Corp.	210	5,273
Marathon Petroleum Corp.	157	13,424
Occidental Petroleum Corp.	239	13,561
ONEOK, Inc.	120	8,476
Phillips 66	126	10,885
Pioneer Natural Resources Co.	61	15,252
Schlumberger NV	378	15,615
Valero Energy Corp.	110	11,169
Williams Cos., Inc.	327	10,925

		399,396

FINANCIALS (7.6%)
Aflac, Inc.	162	10,431
Allstate Corp.	76	10,527
American Express Co.	166	31,042
American International Group, Inc.	223	13,998
Ameriprise Financial, Inc.	30	9,011
Aon PLC Cl A	58	18,887
Arthur J. Gallagher & Co.	56	9,778
Assurant, Inc.	16	2,909
Bank of America Corp.	1,917	79,019
Bank of New York Mellon Corp.	200	9,926
Berkshire Hathaway, Inc. Cl B*	493	173,985
BlackRock, Inc. Cl A	38	29,038
Brown & Brown, Inc.	63	4,553
Capital One Financial Corp.	112	14,705
Cboe Global Markets, Inc.	28	3,204
Charles Schwab Corp.	405	34,146
Chubb Ltd.	116	24,812
Cincinnati Financial Corp.	40	5,438
Citigroup, Inc.	535	28,569
Citizens Financial Group, Inc.	115	5,213
CME Group, Inc. Cl A	97	23,072
Comerica, Inc.	35	3,165

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Discover Financial Svcs.	78	8,595
Everest Re Group Ltd.	11	3,315
FactSet Research Systems, Inc.	10	4,341
Fifth Third Bancorp	184	7,919
First Republic Bank	49	7,943
Franklin Resources, Inc.	76	2,122
Globe Life, Inc.	25	2,515
Goldman Sachs Group, Inc.	92	30,369
Hartford Financial Svcs. Group, Inc.	91	6,535
Huntington Bancshares, Inc.	388	5,672
Intercontinental Exchange, Inc.	152	20,082
Invesco Ltd.	92	2,122
iShares Core S&P 500 ETF	360	163,328
JPMorgan Chase & Co.	796	108,511
KeyCorp.	250	5,595
Lincoln National Corp.	45	2,941
Loews Corp.	53	3,436
M&T Bank Corp.	34	5,763
MarketAxess Hldgs., Inc.	11	3,742
Marsh & McLennan Cos., Inc.	136	23,177
MetLife, Inc.	190	13,353
Moody’s Corp.	43	14,509
Morgan Stanley	383	33,474
MSCI, Inc. Cl A	22	11,063
Nasdaq, Inc.	31	5,524
Northern Trust Corp.	56	6,521
People’s United Financial, Inc.	115	2,299
PNC Financial Svcs. Group, Inc.	114	21,027
Principal Financial Group, Inc.	66	4,845
Progressive Corp.	157	17,897
Prudential Financial, Inc.	102	12,053
Raymond James Financial, Inc.	50	5,496
Regions Financial Corp.	254	5,654
S&P Global, Inc.	95	38,967
Signature Bank	16	4,696
State Street Corp.	99	8,625
SVB Financial Group*	15	8,392
Synchrony Financial	141	4,908
T. Rowe Price Group, Inc.	61	9,223
Travelers Cos., Inc.	66	12,060
Truist Financial Corp.	360	20,412
U.S. Bancorp	364	19,347
Wells Fargo & Co.	1,048	50,786
Willis Towers Watson PLC	33	7,795
WR Berkley Corp.	55	3,663
Zions Bancorp N.A.	41	2,688

		1,308,728

HEALTH CARE (8.3%)
Abbott Laboratories	476	56,339
AbbVie, Inc.	476	77,164
ABIOMED, Inc.*	12	3,975
Agilent Technologies, Inc.	81	10,719
Align Technology, Inc.*	20	8,720
AmerisourceBergen Corp. Cl A	41	6,343
Amgen, Inc.	152	36,757
Anthem, Inc.	65	31,929
Baxter International, Inc.	135	10,468
Becton Dickinson & Co.	77	20,482

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Biogen, Inc.*	39	8,213
Bio-Rad Laboratories, Inc. Cl A*	6	3,379
Bio-Techne Corp.	10	4,330
Boston Scientific Corp.*	384	17,007
Bristol-Myers Squibb Co.	588	42,942
Cardinal Health, Inc.	75	4,253
Catalent, Inc.*	48	5,323
Centene Corp.*	157	13,218
Cerner Corp.	79	7,391
Charles River Laboratories International, Inc.*	14	3,976
Cigna Corp.	88	21,086
Cooper Cos., Inc.	13	5,429
CVS Health Corp.	354	35,828
Danaher Corp.	171	50,159
DaVita, Inc.*	17	1,923
DENTSPLY SIRONA, Inc.	59	2,904
Dexcom, Inc.*	26	13,301
Edwards Lifesciences Corp.*	168	19,777
Eli Lilly & Co.	214	61,283
Gilead Sciences, Inc.	338	20,094
HCA Healthcare, Inc.	65	16,290
Henry Schein, Inc.*	37	3,226
Hologic, Inc.*	68	5,224
Humana, Inc.	34	14,796
IDEXX Laboratories, Inc.*	23	12,582
Illumina, Inc.*	42	14,675
Incyte Corp.*	51	4,051
Intuitive Surgical, Inc.*	96	28,961
IQVIA Hldgs., Inc.*	51	11,792
Johnson & Johnson	709	125,656
Laboratory Corp. of America Hldgs.*	26	6,855
McKesson Corp.	41	12,551
Medtronic PLC	362	40,164
Merck & Co., Inc.	681	55,876
Mettler-Toledo International, Inc.*	7	9,612
Moderna, Inc.*	95	16,365
Molina Healthcare, Inc.*	15	5,004
Organon & Co.	69	2,410
PerkinElmer, Inc.	34	5,932
Pfizer, Inc.	1,513	78,328
Quest Diagnostics, Inc.	33	4,516
Regeneron Pharmaceuticals, Inc.*	28	19,556
ResMed, Inc.	39	9,458
STERIS PLC	27	6,528
Stryker Corp.	91	24,329
Teleflex, Inc.	13	4,613
Thermo Fisher Scientific, Inc.	106	62,609
UnitedHealth Group, Inc.	253	129,023
Universal Health Svcs., Inc. Cl B	20	2,899
Vertex Pharmaceuticals, Inc.*	69	18,007
Viatris, Inc.	326	3,547
Waters Corp.*	17	5,277
West Pharmaceutical Svcs., Inc.	20	8,214
Zimmer Biomet Hldgs., Inc.	57	7,290
Zoetis, Inc. Cl A	127	23,951

		1,404,879

INDUSTRIALS (4.7%)
3M Co.	154	22,928

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Alaska Air Group, Inc.*	34	1,972
Allegion PLC	24	2,635
American Airlines Group, Inc.*	174	3,176
AMETEK, Inc.	63	8,391
AO Smith Corp.	36	2,300
Boeing Co.*	148	28,342
Carrier Global Corp.	231	10,596
Caterpillar, Inc.	146	32,532
CH Robinson Worldwide, Inc.	35	3,770
Cintas Corp.	23	9,784
Copart, Inc.*	58	7,277
CSX Corp.	598	22,395
Cummins, Inc.	38	7,794
Deere & Co.	76	31,575
Delta Air Lines, Inc.*	172	6,806
Dover Corp.	39	6,119
Eaton Corp. PLC	107	16,238
Emerson Electric Co.	161	15,786
Equifax, Inc.	33	7,824
Expeditors International of Washington, Inc.	46	4,745
Fastenal Co.	155	9,207
FedEx Corp.	66	15,272
Fortive Corp.	97	5,910
Fortune Brands Home & Security, Inc.	36	2,674
Generac Hldgs., Inc.*	17	5,053
General Dynamics Corp.	63	15,194
General Electric Co.	296	27,084
Honeywell International, Inc.	185	35,997
Howmet Aerospace, Inc.	103	3,702
Huntington Ingalls Industries, Inc.	11	2,194
IDEX Corp.	21	4,026
Illinois Tool Works, Inc.	77	16,124
Ingersoll Rand, Inc.	110	5,539
Jacobs Engineering Group, Inc.	35	4,823
JB Hunt Transport Svcs., Inc.	23	4,618
Johnson Controls International PLC	189	12,393
L-3 Harris Technologies, Inc.	53	13,169
Leidos Hldgs., Inc.	38	4,105
Lockheed Martin Corp.	66	29,132
Masco Corp.	65	3,315
Nielsen Hldgs. PLC	97	2,642
Nordson Corp.	14	3,179
Norfolk Southern Corp.	65	18,540
Northrop Grumman Corp.	40	17,889
Old Dominion Freight Line, Inc.	25	7,467
Otis Worldwide Corp.	114	8,772
PACCAR, Inc.	94	8,279
Parker-Hannifin Corp.	35	9,932
Pentair PLC	44	2,385
Quanta Svcs., Inc.	38	5,001
Raytheon Technologies Corp.	402	39,826
Republic Svcs., Inc. Cl A	56	7,420
Robert Half International, Inc.	30	3,426
Rockwell Automation, Inc.	31	8,681
Rollins, Inc.	61	2,138
Roper Technologies, Inc.	28	13,222
Snap-on, Inc.	15	3,082
Southwest Airlines Co.*	159	7,282

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Stanley Black & Decker, Inc.	44	6,151
Textron, Inc.	59	4,388
Trane Technologies PLC	63	9,620
TransDigm Group, Inc.*	14	9,122
Union Pacific Corp.	172	46,992
United Airlines Hldgs., Inc.*	87	4,033
United Parcel Svc., Inc. Cl B	196	42,034
United Rentals, Inc.*	20	7,104
Verisk Analytics, Inc. Cl A	43	9,229
Waste Management, Inc.	104	16,484
Westinghouse Air Brake Technologies Corp.	50	4,808
WW Grainger, Inc.	12	6,190
Xylem, Inc.	49	4,178

		812,012

INFORMATION TECHNOLOGY (16.9%)
Accenture PLC Cl A	170	57,329
Adobe, Inc.*	128	58,319
Advanced Micro Devices, Inc.*	440	48,110
Akamai Technologies, Inc.*	44	5,253
Amphenol Corp. Cl A	161	12,131
Analog Devices, Inc.	142	23,456
ANSYS, Inc.*	24	7,624
Apple, Inc.	4,181	730,044
Applied Materials, Inc.	240	31,632
Arista Networks, Inc.*	60	8,339
Autodesk, Inc.*	59	12,647
Automatic Data Processing, Inc.	113	25,712
Broadcom, Inc.	111	69,895
Broadridge Financial Solutions, Inc.	31	4,827
Cadence Design Systems, Inc.*	75	12,334
CDW Corp.	36	6,440
Ceridian HCM Hldg., Inc.*	37	2,529
Cisco Systems, Inc.	1,137	63,399
Citrix Systems, Inc.	33	3,330
Cognizant Technology Solutions Corp. Cl A	141	12,643
Corning, Inc.	202	7,456
DXC Technology Co.*	66	2,154
Enphase Energy, Inc.*	36	7,264
EPAM Systems, Inc.*	15	4,449
F5, Inc.*	16	3,343
Fidelity National Information Svcs., Inc.	164	16,469
Fiserv, Inc.*	160	16,224
FleetCor Technologies, Inc.*	22	5,479
Fortinet, Inc.*	36	12,303
Gartner, Inc.*	22	6,544
Global Payments, Inc.	77	10,537
Hewlett Packard Enterprise Co.	349	5,832
HP, Inc.	292	10,600
Intel Corp.	1,097	54,367
International Business Machines Corp.	241	31,335
Intuit, Inc.	76	36,544
IPG Photonics Corp.*	10	1,098
Jack Henry & Associates, Inc.	20	3,941
Juniper Networks, Inc.	88	3,270
Keysight Technologies, Inc.*	50	7,899
KLA Corp.	41	15,008
Lam Research Corp.	38	20,429
Mastercard, Inc. Cl A	233	83,269

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Microchip Technology, Inc.	149	11,196
Micron Technology, Inc.	301	23,445
Microsoft Corp.	2,021	623,094
Monolithic Power Systems, Inc.	12	5,828
Motorola Solutions, Inc.	45	10,899
NetApp, Inc.	60	4,980
NortonLifeLock, Inc.	157	4,164
NVIDIA Corp.	674	183,908
NXP Semiconductors NV	72	13,326
Oracle Corp.	425	35,160
Paychex, Inc.	87	11,873
Paycom Software, Inc.*	13	4,503
PayPal Hldgs., Inc.*	315	36,430
PTC, Inc.*	28	3,016
Qorvo, Inc.*	30	3,723
QUALCOMM, Inc.	303	46,304
Salesforce.com, Inc.*	265	56,265
Seagate Technology Hldgs. PLC	55	4,944
ServiceNow, Inc.*	54	30,072
Skyworks Solutions, Inc.	44	5,864
SolarEdge Technologies, Inc.*	14	4,512
Synopsys, Inc.*	41	13,664
TE Connectivity Ltd.	88	11,526
Teledyne Technologies, Inc.*	13	6,144
Teradyne, Inc.	44	5,202
Texas Instruments, Inc.	249	45,687
Trimble, Inc.*	68	4,906
Tyler Technologies, Inc.*	11	4,894
VeriSign, Inc.*	26	5,784
Visa, Inc. Cl A	448	99,353
Western Digital Corp.*	84	4,170
Zebra Technologies Corp. Cl A*	15	6,205

		2,892,848

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	60	14,995
Albemarle Corp.	31	6,856
Amcor PLC	408	4,623
Avery Dennison Corp.	22	3,827
Ball Corp.	87	7,830
Celanese Corp. Cl A	29	4,143
CF Industries Hldgs., Inc.	58	5,977
Corteva, Inc.	196	11,266
Dow, Inc.	199	12,680
DuPont de Nemours, Inc.	139	10,228
Eastman Chemical Co.	35	3,922
Ecolab, Inc.	67	11,830
FMC Corp.	34	4,473
Freeport-McMoRan, Inc.	395	19,647
International Flavors & Fragrances, Inc.	69	9,062
International Paper Co.	104	4,800
Linde PLC	138	44,082
LyondellBasell Industries NV Cl A	71	7,300
Martin Marietta Materials, Inc.	17	6,543
Mosaic Co.	100	6,650
Newmont Corp.	215	17,082
Nucor Corp.	74	11,000
Packaging Corp. of America	26	4,059
PPG Industries, Inc.	64	8,388

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Sealed Air Corp.	40	2,678
Sherwin-Williams Co.	65	16,225
Vulcan Materials Co.	36	6,614
Westrock Co.	71	3,339

		270,119

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	39	7,849
American Tower Corp.	122	30,649
AvalonBay Communities, Inc.	37	9,190
Boston Properties, Inc.	38	4,894
CBRE Group, Inc. Cl A*	90	8,237
Crown Castle International Corp.	116	21,414
Digital Realty Trust, Inc.	77	10,919
Duke Realty Corp.	102	5,922
Equinix, Inc.	24	17,799
Equity Residential	92	8,273
Essex Property Trust, Inc.	18	6,219
Extra Space Storage, Inc.	36	7,401
Federal Realty Investment Trust	19	2,319
Healthpeak Properties, Inc.	145	4,978
Host Hotels & Resorts, Inc.	192	3,730
Iron Mountain, Inc.	78	4,322
Kimco Realty Corp.	166	4,100
Mid-America Apartment Communities, Inc.	31	6,493
Prologis, Inc.	199	32,134
Public Storage	41	16,001
Realty Income Corp.	152	10,533
Regency Centers Corp.	41	2,925
SBA Communications Corp. Cl A	29	9,979
Simon Property Group, Inc.	89	11,709
UDR, Inc.	80	4,590
Ventas, Inc.	108	6,670
Vornado Realty Trust	43	1,949
Welltower, Inc.	117	11,248
Weyerhaeuser Co.	201	7,618

		280,064

UTILITIES (1.7%)
AES Corp.	179	4,606
Alliant Energy Corp.	68	4,249
Ameren Corp.	70	6,563
American Electric Power Co., Inc.	135	13,469
American Water Works Co., Inc.	49	8,111
Atmos Energy Corp.	36	4,302
CenterPoint Energy, Inc.	169	5,178
CMS Energy Corp.	78	5,455
Consolidated Edison, Inc.	95	8,995
Constellation Energy Corp.	88	4,950
Dominion Energy, Inc.	218	18,524
DTE Energy Co.	52	6,875
Duke Energy Corp.	207	23,114
Edison International	102	7,150
Entergy Corp.	54	6,304
Evergy, Inc.	62	4,237
Eversource Energy	93	8,202
Exelon Corp.	264	12,574
FirstEnergy Corp.	153	7,016
NextEra Energy, Inc.	529	44,812
NiSource, Inc.	106	3,371

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

NRG Energy, Inc.	66	2,532
Pinnacle West Capital Corp.	30	2,343
PPL Corp.	202	5,769
Public Svc. Enterprise Group, Inc.	136	9,520
Sempra Energy	86	14,458
Southern Co.	285	20,665
WEC Energy Group, Inc.	85	8,484
Xcel Energy, Inc.	145	10,465

		282,293

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $7,970,712 ) 61.2%		10,486,499

ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Bandwidth, Inc. Cl A*	91	2,947
Cardlytics, Inc.*	213	11,711
Cogent Communications Hldgs., Inc.	136	9,024
Discovery, Inc. Cl A*	309	7,701
Discovery, Inc. Cl C*	215	5,368
EchoStar Corp. Cl A*	593	14,434
Fox Corp. Cl A	473	18,660
Take-Two Interactive Software, Inc.*	165	25,367
TEGNA, Inc.	2,174	48,698
Twitter, Inc.*	250	9,673
Zynga, Inc. Cl A*	2,882	26,630

		180,213

CONSUMER DISCRETIONARY (4.2%)
Aptiv PLC*	87	10,415
AutoZone, Inc.*	22	44,981
Bed Bath & Beyond, Inc.*	120	2,704
Bloomin’ Brands, Inc.	1,895	41,576
Bright Horizons Family Solutions, Inc.*	76	10,084
Caesars Entertainment, Inc.*	168	12,996
Capri Hldgs. Ltd.*	623	32,016
Darden Restaurants, Inc.	177	23,532
Five Below, Inc.*	265	41,968
Foot Locker, Inc.	121	3,589
Ford Motor Co.	708	11,972
Fox Factory Hldg. Corp.*	85	8,326
Golden Entertainment, Inc.*	559	32,461
Hanesbrands, Inc.	893	13,297
Haverty Furniture Cos., Inc.	44	1,206
Johnson Outdoors, Inc. Cl A	38	2,954
Lithia Motors, Inc. Cl A	66	19,808
Marriott Vacations Worldwide Corp.	473	74,592
Murphy USA, Inc.	37	7,399
NVR, Inc.*	4	17,869
Ollie’s Bargain Outlet Hldgs., Inc.*	507	21,781
Ralph Lauren Corp. Cl A	130	14,747
Rent-A-Center, Inc.	101	2,544
Skyline Champion Corp.*	347	19,043
Sonic Automotive, Inc. Cl A	826	35,113
Sonos, Inc.*	669	18,879
Steven Madden Ltd.	1,552	59,969
Taylor Morrison Home Corp. Cl A*	1,068	29,071
Tempur Sealy International, Inc.	606	16,920

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Tractor Supply Co.	150	35,006
Williams-Sonoma, Inc.	191	27,695
XPEL, Inc.*	265	13,942
YETI Hldgs., Inc.*	153	9,177

		717,632

CONSUMER STAPLES (1.0%)
BJ’s Wholesale Club Hldgs., Inc.*	190	12,846
Church & Dwight Co., Inc.	312	31,007
Constellation Brands, Inc. Cl A	179	41,227
Crimson Wine Group Ltd.*	1,816	14,691
Freshpet, Inc.*	203	20,836
TreeHouse Foods, Inc.*	1,433	46,229

		166,836

ENERGY (2.8%)
Baker Hughes Co. Cl A	1,034	37,648
ChampionX Corp.*	1,531	37,479
Cheniere Energy, Inc.	305	42,288
Chesapeake Energy Corp.	295	25,665
Devon Energy Corp.	1,422	84,083
DT Midstream, Inc.	167	9,061
EQT Corp.	1,341	46,144
Hess Corp.	82	8,777
Magnolia Oil & Gas Corp. Cl A	375	8,869
MPLX LP	216	7,167
Northern Oil & Gas, Inc.	623	17,562
Ovintiv, Inc.	479	25,900
PDC Energy, Inc.	583	42,372
Renewable Energy Group, Inc.*	466	28,263
Southwestern Energy Co.*	1,926	13,809
Williams Cos., Inc.	1,246	41,629

		476,716

FINANCIALS (5.6%)
American Equity Investment Life Hldg. Co.	418	16,682
American Financial Group, Inc.	193	28,105
Ameriprise Financial, Inc.	205	61,574
Argo Group International Hldgs. Ltd.	257	10,609
Bank of Marin Bancorp	183	6,418
Banner Corp.	385	22,534
Brookline Bancorp, Inc.	1,187	18,778
Brown & Brown, Inc.	338	24,427
Dime Community Bancshares, Inc.	338	11,685
Discover Financial Svcs.	269	29,641
Eastern Bankshares, Inc.	1,790	38,557
Ellington Financial, Inc.	1,122	19,915
Enterprise Financial Svcs. Corp.	492	23,277
Essent Group Ltd.	532	21,924
Everest Re Group Ltd.	43	12,960
Fifth Third Bancorp	1,066	45,881
First Financial Bankshares, Inc.	151	6,662
First Foundation, Inc.	367	8,914
First Interstate BancSystem, Inc. Cl A	714	26,254
First Republic Bank	141	22,856
Glacier Bancorp, Inc.	188	9,453
Globe Life, Inc.	201	20,221
Goosehead Insurance, Inc. Cl A	99	7,778
Green Dot Corp. Cl A*	1,122	30,833
Hancock Whitney Corp.	518	27,014
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	116	5,502

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Hartford Financial Svcs. Group, Inc.	506	36,336
Home BancShares, Inc.	869	19,639
Houlihan Lokey, Inc. Cl A	138	12,116
iShares Micro-Cap ETF	48	6,185
KeyCorp.	689	15,420
Metropolitan Bank Hldg. Corp.*	166	16,894
Moelis & Co. Cl A	192	9,014
MSCI, Inc. Cl A	29	14,584
Primerica, Inc.	196	26,817
Raymond James Financial, Inc.	201	22,091
Reinsurance Group of America, Inc. Cl A	78	8,538
RLI Corp.	83	9,182
Selective Insurance Group, Inc.	277	24,753
Signature Bank	51	14,968
Silvergate Capital Corp. Cl A*	66	9,938
Starwood Property Trust, Inc.	1,048	25,330
Stifel Financial Corp.	127	8,623
Stock Yards Bancorp, Inc.	452	23,911
SVB Financial Group*	51	28,532
Synchrony Financial	209	7,276
TriCo Bancshares	299	11,969
UMB Financial Corp.	202	19,626
Voya Financial, Inc.	138	9,156
Webster Financial Corp.	325	18,239
Zions Bancorp N.A.	112	7,343

		964,934

HEALTH CARE (4.1%)
ACADIA Pharmaceuticals, Inc.*	216	5,232
Agilent Technologies, Inc.	275	36,390
Align Technology, Inc.*	24	10,464
Amicus Therapeutics, Inc.*	407	3,854
AMN Healthcare Svcs., Inc.*	82	8,555
Arrowhead Pharmaceuticals, Inc.*	99	4,553
BioCryst Pharmaceuticals, Inc.*	595	9,675
Biohaven Pharmaceutical Hldg. Co. Ltd.*	76	9,011
Blueprint Medicines Corp.*	89	5,685
CareDx, Inc.*	154	5,696
Centene Corp.*	144	12,123
Cerner Corp.	227	21,238
Chemed Corp.	29	14,690
ChemoCentryx, Inc.*	294	7,371
Coherus Biosciences, Inc.*	356	4,596
CONMED Corp.	98	14,558
Emergent BioSolutions, Inc.*	172	7,062
Envista Hldgs. Corp.*	345	16,805
Exact Sciences Corp.*	69	4,824
Fate Therapeutics, Inc.*	133	5,156
Horizon Therapeutics PLC*	301	31,668
Humana, Inc.	19	8,268
IDEXX Laboratories, Inc.*	26	14,224
Incyte Corp.*	86	6,831
Inmode Ltd.*	145	5,352
Insmed, Inc.*	188	4,418
Inspire Medical Systems, Inc.*	39	10,011
Insulet Corp.*	44	11,721
iRhythm Technologies, Inc.*	60	9,448
Krystal Biotech, Inc.*	63	4,192
LHC Group, Inc.*	107	18,040

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Madrigal Pharmaceuticals, Inc.*	38	3,729
Medpace Hldgs., Inc.*	70	11,451
Mettler-Toledo International, Inc.*	15	20,598
NanoString Technologies, Inc.*	511	17,757
Natera, Inc.*	54	2,197
Neogen Corp.*	189	5,829
NeoGenomics, Inc.*	190	2,308
Nevro Corp.*	48	3,472
NextGen Healthcare, Inc.*	1,124	23,503
Novavax, Inc.*	59	4,345
Omnicell, Inc.*	101	13,078
OrthoPediatrics Corp.*	154	8,314
Pacific Biosciences of California, Inc.*	240	2,184
Penumbra, Inc.*	43	9,552
Quidel Corp.*	131	14,732
Repligen Corp.*	38	7,147
Sage Therapeutics, Inc.*	48	1,589
SeaSpine Hldgs. Corp.*	1,532	18,629
Sientra, Inc.*	4,279	9,499
Silk Road Medical, Inc.*	109	4,501
Simulations Plus, Inc.	171	8,718
Sorrento Therapeutics, Inc.*	565	1,316
STAAR Surgical Co.*	93	7,432
Supernus Pharmaceuticals, Inc.*	931	30,090
Syneos Health, Inc. Cl A*	406	32,866
Tactile Systems Technology, Inc.*	150	3,024
Tandem Diabetes Care, Inc.*	160	18,606
Tenet Healthcare Corp.*	105	9,026
Ultragenyx Pharmaceutical, Inc.*	150	10,893
Veeva Systems, Inc. Cl A*	55	11,685
Vericel Corp.*	568	21,709
Xencor, Inc.*	121	3,228
Zimmer Biomet Hldgs., Inc.	278	35,556
Zimvie, Inc.*	27	617

		710,891

INDUSTRIALS (6.3%)
Alaska Air Group, Inc.*	568	32,950
Arcosa, Inc.	319	18,263
Atkore, Inc.*	138	13,585
Axon Enterprise, Inc.*	118	16,252
AZEK Co., Inc. Cl A*	182	4,521
Bloom Energy Corp. Cl A*	313	7,559
Builders FirstSource, Inc.*	706	45,565
Carlisle Cos., Inc.	207	50,905
Casella Waste Systems, Inc. Cl A*	110	9,642
Chart Industries, Inc.*	100	17,177
Clean Harbors, Inc.*	277	30,924
Crane Co.	234	25,338
Deluxe Corp.	1,037	31,359
Dover Corp.	235	36,872
Ducommun, Inc.*	238	12,469
EMCOR Group, Inc.	138	15,543
Encore Wire Corp.	181	20,647
EnPro Industries, Inc.	351	34,303
ESCO Technologies, Inc.	469	32,792
Federal Signal Corp.	494	16,672
Franklin Electric Co., Inc.	136	11,293
Generac Hldgs., Inc.*	82	24,376

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Gorman-Rupp Co.	196	7,032
Graco, Inc.	258	17,988
HEICO Corp. Cl A	80	10,146
IAA, Inc.*	206	7,880
ICF International, Inc.	254	23,912
Jacobs Engineering Group, Inc.	153	21,085
KBR, Inc.	692	37,873
L-3 Harris Technologies, Inc.	66	16,399
ManTech International Corp. Cl A	127	10,946
Masonite International Corp.*	83	7,382
Miller Industries, Inc.	924	26,020
Mueller Industries, Inc.	1,322	71,613
Old Dominion Freight Line, Inc.	173	51,672
Oshkosh Corp.	229	23,049
Quanta Svcs., Inc.	195	25,664
Rockwell Automation, Inc.	38	10,641
Saia, Inc.*	59	14,385
Simpson Manufacturing Co., Inc.	78	8,505
Stanley Black & Decker, Inc.	93	13,000
Tetra Tech, Inc.	70	11,546
TransUnion	216	22,321
Trex Co., Inc.*	285	18,619
UFP Industries, Inc.	513	39,583
Univar Solutions, Inc.*	815	26,194
Upwork, Inc.*	160	3,718
VSE Corp.	610	28,115
Werner Enterprises, Inc.	382	15,662
Willdan Group, Inc.*	199	6,107

		1,086,064

INFORMATION TECHNOLOGY (5.9%)
Akoustis Technologies, Inc.*	604	3,926
Altair Engineering, Inc. Cl A*	129	8,308
Ambarella, Inc.*	70	7,344
Amphenol Corp. Cl A	312	23,510
Anaplan, Inc.*	86	5,594
Arteris, Inc.*	501	6,513
Belden, Inc.	342	18,947
Blackline, Inc.*	86	6,297
Cambium Networks Corp.*	268	6,336
Ciena Corp.*	213	12,914
CMC Materials, Inc.	160	29,664
Cohu, Inc.*	825	24,420
Credo Technology Group Hldg. Ltd.*	339	5,163
Digi International, Inc.*	167	3,594
Domo, Inc. Cl B*	275	13,907
DXC Technology Co.*	956	31,194
EPAM Systems, Inc.*	37	10,975
Euronet Worldwide, Inc.*	368	47,895
Fabrinet*	65	6,833
Five9, Inc.*	376	41,510
Globant S.A.*	49	12,841
Guidewire Software, Inc.*	89	8,421
Hewlett Packard Enterprise Co.	773	12,917
II-VI, Inc.*	333	24,139
Keysight Technologies, Inc.*	59	9,321
KLA Corp.	46	16,839
LivePerson, Inc.*	198	4,835
Lumentum Hldgs., Inc.*	321	31,330

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Marvell Technology, Inc.	215	15,418
Maximus, Inc.	106	7,945
MaxLinear, Inc. Cl A*	381	22,231
Microchip Technology, Inc.	158	11,872
MKS Instruments, Inc.	134	20,100
MongoDB, Inc. Cl A*	23	10,203
Monolithic Power Systems, Inc.	48	23,313
Motorola Solutions, Inc.	81	19,618
Novanta, Inc.*	68	9,676
Okta, Inc. Cl A*	63	9,510
Palo Alto Networks, Inc.*	41	25,523
PDF Solutions, Inc.*	253	7,051
Perficient, Inc.*	336	36,990
Ping Identity Hldg. Corp.*	556	15,251
PTC, Inc.*	208	22,406
Q2 Hldgs., Inc.*	78	4,809
Qorvo, Inc.*	88	10,921
Rapid7, Inc.*	262	29,145
Richardson Electronics Ltd.*	516	6,419
Sailpoint Technologies Hldgs., Inc.*	563	28,814
Sequans Communications S.A.*	678	2,061
Silicon Laboratories, Inc.*	57	8,561
Skyworks Solutions, Inc.	62	8,264
Splunk, Inc.*	145	21,548
Synaptics, Inc.*	64	12,768
Synopsys, Inc.*	74	24,662
Teledyne Technologies, Inc.*	69	32,612
Viasat, Inc.*	1,004	48,995
Xperi Hldg. Corp.	1,103	19,104
Zendesk, Inc.*	297	35,726
Zuora, Inc. Cl A*	1,853	27,758

		1,014,761

MATERIALS (2.4%)
Ashland Global Hldgs., Inc.	446	43,891
Avient Corp.	276	13,248
Chase Corp.	70	6,084
Coeur Mining, Inc.*	1,584	7,049
Crown Hldgs., Inc.	715	89,439
Ferro Corp.*	314	6,826
FMC Corp.	171	22,499
Freeport-McMoRan, Inc.	174	8,655
Kaiser Aluminum Corp.	380	35,781
Livent Corp.*	128	3,337
Materion Corp.	587	50,329
Newmont Corp.	275	21,848
Orion Engineered Carbons S.A.	535	8,544
Packaging Corp. of America	117	18,265
PPG Industries, Inc.	74	9,700
Steel Dynamics, Inc.	163	13,599
Stepan Co.	76	7,510
Valvoline, Inc.	654	20,640
Vulcan Materials Co.	88	16,165

		403,409

REAL ESTATE (2.7%)
Alexander’s, Inc.	29	7,431
Alexandria Real Estate Equities, Inc.	30	6,037
American Campus Communities, Inc.	154	8,619
Apartment Income REIT Corp.	197	10,532

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Apartment Investment & Management Co. Cl A*	1,164	8,520
AvalonBay Communities, Inc.	54	13,412
Brandywine Realty Trust	610	8,625
Camden Property Trust	151	25,096
Cousins Properties, Inc.	397	15,995
CTO Realty Growth, Inc.	103	6,831
Duke Realty Corp.	967	56,144
Easterly Government Properties, Inc. Cl A	1,015	21,457
EastGroup Properties, Inc.	59	11,994
Equity Commonwealth*	578	16,305
Essential Properties Realty Trust, Inc.	219	5,541
Gaming & Leisure Properties, Inc.	213	9,996
Highwoods Properties, Inc.	312	14,271
Host Hotels & Resorts, Inc.	864	16,787
Industrial Logistics Properties Trust	81	1,836
Kilroy Realty Corp.	314	23,996
LXP Industrial Trust	996	15,637
NexPoint Residential Trust, Inc.	181	16,346
PotlatchDeltic Corp.	466	24,572
Realty Income Corp.	193	13,374
Sabra Health Care REIT, Inc.	1,114	16,587
SBA Communications Corp. Cl A	34	11,699
Sun Communities, Inc.	144	25,242
UMH Properties, Inc.	201	4,943
Welltower, Inc.	326	31,342
Weyerhaeuser Co.	469	17,775

		466,942

UTILITIES (1.8%)
AES Corp.	448	11,527
Ameren Corp.	192	18,002
Atmos Energy Corp.	80	9,559
Avista Corp.	332	14,990
Black Hills Corp.	309	23,799
Chesapeake Utilities Corp.	102	14,052
DTE Energy Co.	106	14,014
Entergy Corp.	118	13,777
Evergy, Inc.	699	47,770
Fortis, Inc.	419	20,740
NiSource, Inc.	716	22,769
NorthWestern Corp.	226	13,671
NRG Energy, Inc.	487	18,681
Portland General Electric Co.	278	15,332
PPL Corp.	300	8,568
Public Svc. Enterprise Group, Inc.	302	21,140
Sempra Energy	91	15,299
Spire, Inc.	161	11,552

		315,242

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $5,330,387) 37.9%		6,503,640

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.0%)
JP Morgan Chase, New York Time Deposit	0.15	04/01/22	170,326	170,326

TOTAL TEMPORARY CASH INVESTMENT (Cost: $170,326) 1.0%				170,326

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

TOTAL INVESTMENTS (Cost: $13,471,425) 100.1%	17,160,465

OTHER NET ASSETS (0.1)%	(14,541)

NET ASSETS 100.0%	$17,145,924

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.4%)
EchoStar Corp. Cl A*	3,888	94,634
TEGNA, Inc.	13,496	302,310

		396,944

CONSUMER DISCRETIONARY (8.3%)
Bed Bath & Beyond, Inc.*	771	17,371
Bloomin’ Brands, Inc.	6,505	142,720
Capri Hldgs. Ltd.*	1,972	101,341
Golden Entertainment, Inc.*	1,657	96,222
Haverty Furniture Cos., Inc.	258	7,074
Johnson Outdoors, Inc. Cl A	139	10,804
Marriott Vacations Worldwide Corp.	1,162	183,247
Sonic Automotive, Inc. Cl A	3,087	131,228
Steven Madden Ltd.	4,518	174,576
Taylor Morrison Home Corp. Cl A*	3,677	100,088

		964,671

CONSUMER STAPLES (2.5%)
Crimson Wine Group Ltd.*	10,993	88,933
TreeHouse Foods, Inc.*	6,196	199,883

		288,816

ENERGY (10.1%)
ChampionX Corp.*	9,938	243,282
EQT Corp.	9,378	322,697
Ovintiv, Inc.	3,055	165,184
PDC Energy, Inc.	3,722	270,515
Renewable Energy Group, Inc.*	2,958	179,403

		1,181,081

FINANCIALS (22.3%)
American Equity Investment Life Hldg. Co.	2,716	108,396
Argo Group International Hldgs. Ltd.	1,683	69,474
Bank of Marin Bancorp	1,214	42,575
Banner Corp.	2,529	148,022
Brookline Bancorp, Inc.	7,626	120,643
Dime Community Bancshares, Inc.	1,793	61,984
Eastern Bankshares, Inc.	11,354	244,565
Ellington Financial, Inc.	7,294	129,468
Enterprise Financial Svcs. Corp.	3,142	148,648
Essent Group Ltd.	3,377	139,166
First Interstate BancSystem, Inc. Cl A	4,532	166,642
Green Dot Corp. Cl A*	5,689	156,334
Hancock Whitney Corp.	3,281	171,104
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	726	34,434
Home BancShares, Inc.	5,481	123,871
Metropolitan Bank Hldg. Corp.*	1,086	110,522
Moelis & Co. Cl A	1,230	57,749
Selective Insurance Group, Inc.	1,722	153,878
Stifel Financial Corp.	785	53,302
Stock Yards Bancorp, Inc.	2,918	154,362
TriCo Bancshares	1,904	76,217
UMB Financial Corp.	1,345	130,680

		2,602,036

HEALTH CARE (6.4%)
BioCryst Pharmaceuticals, Inc.*	3,738	60,780
NanoString Technologies, Inc.*	2,386	82,914
NextGen Healthcare, Inc.*	7,232	151,221
SeaSpine Hldgs. Corp.*	7,123	86,616
Sientra, Inc.*	23,528	52,232

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Supernus Pharmaceuticals, Inc.*	4,323	139,719
Syneos Health, Inc. Cl A*	1,332	107,825
Vericel Corp.*	1,689	64,554

		745,861

INDUSTRIALS (17.8%)
Arcosa, Inc.	2,093	119,824
Builders FirstSource, Inc.*	2,064	133,211
Deluxe Corp.	6,580	198,979
Encore Wire Corp.	1,135	129,469
EnPro Industries, Inc.	2,240	218,915
ICF International, Inc.	1,080	101,671
KBR, Inc.	2,565	140,382
ManTech International Corp. Cl A	843	72,658
Miller Industries, Inc.	5,788	162,990
Mueller Industries, Inc.	5,838	316,245
UFP Industries, Inc.	2,763	213,193
VSE Corp.	3,761	173,345
Werner Enterprises, Inc.	2,448	100,368

		2,081,250

INFORMATION TECHNOLOGY (7.6%)
Belden, Inc.	2,211	122,489
CMC Materials, Inc.	827	153,326
Cohu, Inc.*	3,942	116,683
Digi International, Inc.*	1,076	23,156
II-VI, Inc.*	910	65,966
Perficient, Inc.*	483	53,173
Richardson Electronics Ltd.*	3,290	40,928
Sequans Communications S.A.*	4,338	13,188
Viasat, Inc.*	1,573	76,762
Xperi Hldg. Corp.	7,240	125,397
Zuora, Inc. Cl A*	6,083	91,123

		882,191

MATERIALS (5.7%)
Avient Corp.	1,790	85,920
Coeur Mining, Inc.*	10,127	45,065
Ferro Corp.*	2,007	43,632
Kaiser Aluminum Corp.	1,718	161,767
Materion Corp.	3,253	278,912
Stepan Co.	546	53,951

		669,247

REAL ESTATE (8.1%)
Alexander’s, Inc.	119	30,491
Apartment Investment & Management Co. Cl A*	7,572	55,427
Cousins Properties, Inc.	2,623	105,681
CTO Realty Growth, Inc.	716	47,485
Easterly Government Properties, Inc. Cl A	5,180	109,505
Equity Commonwealth*	3,623	102,205
Highwoods Properties, Inc.	2,076	94,956
Industrial Logistics Properties Trust	517	11,720
LXP Industrial Trust	6,451	101,281
PotlatchDeltic Corp.	2,886	152,179
Sabra Health Care REIT, Inc.	8,723	129,886

		940,816

UTILITIES (4.3%)
Avista Corp.	2,195	99,104
Black Hills Corp.	1,897	146,107
NorthWestern Corp.	1,435	86,803
Portland General Electric Co.	1,763	97,230
Spire, Inc.	1,008	72,334

		501,578

TOTAL COMMON STOCKS (Cost: $11,091,594) 96.5%		11,254,491

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.7%)
JP Morgan Chase, New York Time Deposit	0.15	04/01/22	310,348	310,348

TOTAL TEMPORARY CASH INVESTMENT (Cost: $310,348) 2.7%				310,348

TOTAL INVESTMENTS (Cost: $11,401,942) 99.2%				11,564,839

OTHER NET ASSETS 0.8%				95,020

NET ASSETS 100.0%				$11,659,859

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.2%)
Bandwidth, Inc. Cl A*	883	28,601
Cardlytics, Inc.*	2,089	114,853
Cogent Communications Hldgs., Inc.	1,322	87,715
Zynga, Inc. Cl A*	5,964	55,107

		286,276

CONSUMER DISCRETIONARY (14.7%)
Bloomin’ Brands, Inc.	9,002	197,504
Five Below, Inc.*	770	121,945
Fox Factory Hldg. Corp.*	833	81,592
Golden Entertainment, Inc.*	3,007	174,616
Marriott Vacations Worldwide Corp.	697	109,917
Murphy USA, Inc.	372	74,385
Ollie’s Bargain Outlet Hldgs., Inc.*	1,570	67,447
Rent-A-Center, Inc.	977	24,611
Skyline Champion Corp.*	3,420	187,690
Sonic Automotive, Inc. Cl A	3,336	141,813
Sonos, Inc.*	6,694	188,905
Steven Madden Ltd.	3,897	150,580
Taylor Morrison Home Corp. Cl A*	2,094	56,999
Tempur Sealy International, Inc.	2,183	60,949
Williams-Sonoma, Inc.	475	68,875
XPEL, Inc.*	2,661	139,995
YETI Hldgs., Inc.*	1,518	91,050

		1,938,873

CONSUMER STAPLES (1.7%)
BJ’s Wholesale Club Hldgs., Inc.*	1,782	120,481
Freshpet, Inc.*	1,029	105,616

		226,097

ENERGY (3.8%)
Chesapeake Energy Corp.	1,214	105,618
Magnolia Oil & Gas Corp. Cl A	3,774	89,255
Northern Oil & Gas, Inc.	6,158	173,594
Southwestern Energy Co.*	18,576	133,190

		501,657

FINANCIALS (8.1%)
First Financial Bankshares, Inc.	1,477	65,165
First Foundation, Inc.	3,592	87,250
Glacier Bancorp, Inc.	1,839	92,465
Goosehead Insurance, Inc. Cl A	966	75,899
Green Dot Corp. Cl A*	2,529	69,497
Houlihan Lokey, Inc. Cl A	1,361	119,496
iShares Micro-Cap ETF	463	59,662
iShares Russell 2000 Growth ETF	895	228,896
Primerica, Inc.	599	81,955
RLI Corp.	766	84,743
Silvergate Capital Corp. Cl A*	646	97,268

		1,062,296

HEALTH CARE (20.8%)
ACADIA Pharmaceuticals, Inc.*	2,113	51,177
Amicus Therapeutics, Inc.*	4,151	39,310
AMN Healthcare Svcs., Inc.*	828	86,385
Arrowhead Pharmaceuticals, Inc.*	963	44,288
Biohaven Pharmaceutical Hldg. Co. Ltd.*	762	90,350
Blueprint Medicines Corp.*	833	53,212
CareDx, Inc.*	1,498	55,411

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

ChemoCentryx, Inc.*	2,897	72,628
Coherus Biosciences, Inc.*	3,517	45,405
CONMED Corp.	944	140,231
Emergent BioSolutions, Inc.*	1,693	69,515
Fate Therapeutics, Inc.*	1,298	50,324
Inmode Ltd.*	1,405	51,859
Insmed, Inc.*	1,883	44,251
Inspire Medical Systems, Inc.*	383	98,312
iRhythm Technologies, Inc.*	572	90,073
Krystal Biotech, Inc.*	571	37,994
LHC Group, Inc.*	1,080	182,088
Madrigal Pharmaceuticals, Inc.*	378	37,089
Medpace Hldgs., Inc.*	694	113,532
NanoString Technologies, Inc.*	1,732	60,187
Natera, Inc.*	519	21,113
Neogen Corp.*	1,785	55,049
NeoGenomics, Inc.*	1,759	21,372
Nevro Corp.*	451	32,621
Novavax, Inc.*	168	12,373
Omnicell, Inc.*	1,017	131,691
OrthoPediatrics Corp.*	1,495	80,715
Pacific Biosciences of California, Inc.*	2,301	20,939
Quidel Corp.*	503	56,567
Sage Therapeutics, Inc.*	465	15,392
SeaSpine Hldgs. Corp.*	4,287	52,130
Sientra, Inc.*	16,206	35,977
Silk Road Medical, Inc.*	1,051	43,396
Simulations Plus, Inc.	1,693	86,309
Sorrento Therapeutics, Inc.*	5,424	12,638
STAAR Surgical Co.*	908	72,558
Supernus Pharmaceuticals, Inc.*	2,466	79,701
Tactile Systems Technology, Inc.*	1,485	29,938
Tandem Diabetes Care, Inc.*	659	76,635
Tenet Healthcare Corp.*	1,044	89,742
Ultragenyx Pharmaceutical, Inc.*	613	44,516
Vericel Corp.*	3,073	117,450
Xencor, Inc.*	1,269	33,857

		2,736,300

INDUSTRIALS (14.7%)
Atkore, Inc.*	1,388	136,635
AZEK Co., Inc. Cl A*	1,801	44,737
Bloom Energy Corp. Cl A*	3,140	75,831
Casella Waste Systems, Inc. Cl A*	1,075	94,224
Chart Industries, Inc.*	1,011	173,659
Ducommun, Inc.*	2,332	122,173
EMCOR Group, Inc.	1,360	153,177
ESCO Technologies, Inc.	2,141	149,699
Federal Signal Corp.	4,768	160,920
Franklin Electric Co., Inc.	1,329	110,360
Gorman-Rupp Co.	1,996	71,616
ICF International, Inc.	769	72,394
Masonite International Corp.*	784	69,729
Saia, Inc.*	589	143,610
Simpson Manufacturing Co., Inc.	785	85,596
Tetra Tech, Inc.	685	112,984
UFP Industries, Inc.	775	59,799
Upwork, Inc.*	1,588	36,905
Willdan Group, Inc.*	1,966	60,337

		1,934,385

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

INFORMATION TECHNOLOGY (24.7%)
Akoustis Technologies, Inc.*	5,919	38,473
Altair Engineering, Inc. Cl A*	1,210	77,924
Ambarella, Inc.*	703	73,759
Arteris, Inc.*	4,904	63,752
Blackline, Inc.*	853	62,457
Cambium Networks Corp.*	2,637	62,339
CMC Materials, Inc.	297	55,064
Cohu, Inc.*	2,405	71,188
Credo Technology Group Hldg. Ltd.*	3,401	51,797
Domo, Inc. Cl B*	2,762	139,674
Fabrinet*	656	68,965
Five9, Inc.*	1,239	136,786
Globant S.A.*	486	127,366
II-VI, Inc.*	1,643	119,101
LivePerson, Inc.*	1,961	47,888
Lumentum Hldgs., Inc.*	958	93,501
Maximus, Inc.	1,027	76,974
MaxLinear, Inc. Cl A*	3,753	218,988
Novanta, Inc.*	674	95,903
PDF Solutions, Inc.*	2,497	69,591
Perficient, Inc.*	2,520	277,427
Ping Identity Hldg. Corp.*	5,585	153,197
Q2 Hldgs., Inc.*	758	46,731
Rapid7, Inc.*	2,616	291,004
Sailpoint Technologies Hldgs., Inc.*	5,652	289,269
Silicon Laboratories, Inc.*	555	83,361
Synaptics, Inc.*	637	127,081
Viasat, Inc.*	2,083	101,650
Zuora, Inc. Cl A*	8,582	128,558

		3,249,768

MATERIALS (3.1%)
Chase Corp.	669	58,143
Kaiser Aluminum Corp.	1,155	108,755
Livent Corp.*	1,270	33,109
Materion Corp.	749	64,219
Orion Engineered Carbons S.A.	5,354	85,503
Valvoline, Inc.	2,021	63,783

		413,512

REAL ESTATE (3.2%)
Easterly Government Properties, Inc. Cl A	2,057	43,485
EastGroup Properties, Inc.	567	115,260
Essential Properties Realty Trust, Inc.	2,109	53,358
NexPoint Residential Trust, Inc.	1,814	163,822
UMH Properties, Inc.	1,977	48,614

		424,539

UTILITIES (1.0%)
Chesapeake Utilities Corp.	915	126,050

TOTAL COMMON STOCKS (Cost: $11,841,992) 98.0%		12,899,753

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.2%)
JP Morgan Chase, New York Time Deposit	0.15	04/01/22	289,953	289,953

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

TOTAL TEMPORARY CASH INVESTMENT (Cost: $289,953) 2.2%	289,953

TOTAL INVESTMENTS (Cost: $12,131,945) 100.2%	13,189,706

OTHER NET ASSETS -0.2%	(29,843)

NET ASSETS 100.0%	$13,159,863

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
AMC Networks, Inc. Cl A*	226	9,182
ATN International, Inc.	84	3,350
Cars.com, Inc.*	501	7,229
Cinemark Hldgs., Inc.*	821	14,187
Cogent Communications Hldgs., Inc.	327	21,696
Consolidated Communications Hldgs., Inc.*	553	3,263
EW Scripps Co. Cl A*	441	9,168
Gannett Co., Inc.*	1,098	4,952
Loyalty Ventures, Inc.*	153	2,529
Marcus Corp.*	168	2,974
QuinStreet, Inc.*	387	4,489
Scholastic Corp.	234	9,426
Shenandoah Telecommunications Co.	386	9,102
TechTarget, Inc.*	205	16,662
Telephone & Data Systems, Inc.	762	14,387
Thryv Hldgs., Inc.*	131	3,684

		136,280

CONSUMER DISCRETIONARY (11.5%)
Aaron’s Co., Inc.	243	4,879
Abercrombie & Fitch Co. Cl A*	436	13,948
Academy Sports & Outdoors, Inc.	676	26,634
Adtalem Global Education, Inc.*	384	11,409
American Axle & Manufacturing Hldgs., Inc.*	880	6,829
American Public Education, Inc.*	144	3,059
America’s Car-Mart, Inc.*	46	3,706
Asbury Automotive Group, Inc.*	179	28,676
Barnes & Noble Education, Inc.*	281	1,006
Bed Bath & Beyond, Inc.*	743	16,740
Big Lots, Inc.	236	8,166
BJ’s Restaurants, Inc.*	180	5,094
Bloomin’ Brands, Inc.	627	13,756
Boot Barn Hldgs., Inc.*	229	21,707
Brinker International, Inc.*	344	13,127
Buckle, Inc.	227	7,500
Caleres, Inc.	294	5,683
Cato Corp. Cl A	146	2,140
Cavco Industries, Inc.*	65	15,655
Century Communities, Inc.	229	12,267
Cheesecake Factory, Inc.*	374	14,881
Chico’s FAS, Inc.*	945	4,536
Children’s Place, Inc.*	105	5,176
Chuy’s Hldgs., Inc.*	152	4,104
Conn’s, Inc.*	148	2,281
Dave & Buster’s Entertainment, Inc.*	299	14,681
Designer Brands, Inc. Cl A*	476	6,431
Dine Brands Global, Inc.	132	10,289
Dorman Products, Inc.*	220	20,907
El Pollo Loco Hldgs., Inc.*	150	1,743
Ethan Allen Interiors, Inc.	170	4,432
Fiesta Restaurant Group, Inc.*	132	987
Fossil Group, Inc.*	366	3,528
Genesco, Inc.*	105	6,679
Gentherm, Inc.*	256	18,698
G-III Apparel Group Ltd.*	337	9,116

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Golden Entertainment, Inc.*	156	9,059
Group 1 Automotive, Inc.	132	22,154
Guess?, Inc.	301	6,577
Haverty Furniture Cos., Inc.	114	3,126
Hibbett, Inc.	99	4,390
Installed Building Products, Inc.	181	15,293
iRobot Corp.*	208	13,187
Jack in the Box, Inc.	162	15,132
Kontoor Brands, Inc.	367	15,175
La-Z-Boy, Inc.	339	8,939
LCI Industries	194	20,139
LGI Homes, Inc.*	164	16,019
Liquidity Svcs., Inc.*	206	3,527
LL Flooring Hldgs., Inc.*	224	3,140
M/I Homes, Inc.*	225	9,979
MarineMax, Inc.*	169	6,804
MDC Hldgs., Inc.	436	16,498
Meritage Homes Corp.*	288	22,818
Monarch Casino & Resort, Inc.*	101	8,810
Monro, Inc.	259	11,484
Motorcar Parts of America, Inc.*	148	2,639
Movado Group, Inc.	126	4,920
ODP Corp.*	354	16,224
Oxford Industries, Inc.	122	11,041
Patrick Industries, Inc.	173	10,432
Perdoceo Education Corp.*	541	6,211
PetMed Express, Inc.	162	4,180
Red Robin Gourmet Burgers, Inc.*	121	2,040
Rent-A-Center, Inc.	467	11,764
Ruth’s Hospitality Group, Inc.	245	5,606
Sally Beauty Hldgs., Inc.*	849	13,270
Shake Shack, Inc. Cl A*	302	20,506
Shoe Carnival, Inc.	134	3,907
Shutterstock, Inc.	180	16,754
Signet Jewelers Ltd.	406	29,516
Sleep Number Corp.*	175	8,874
Sonic Automotive, Inc. Cl A	160	6,802
Sonos, Inc.*	985	27,797
Standard Motor Products, Inc.	147	6,342
Steven Madden Ltd.	590	22,798
Strategic Education, Inc.	175	11,616
Sturm Ruger & Co., Inc.	135	9,399
Tupperware Brands Corp.*	377	7,333
Unifi, Inc.*	107	1,937
Universal Electronics, Inc.*	101	3,155
Vera Bradley, Inc.*	195	1,496
Vista Outdoor, Inc.*	434	15,489
Winnebago Industries, Inc.	257	13,886
Wolverine World Wide, Inc.	636	14,348
WW International, Inc.*	411	4,205
XPEL, Inc.*	127	6,681
Zumiez, Inc.*	150	5,731

		909,599

CONSUMER STAPLES (4.6%)
Andersons, Inc.	235	11,811
B&G Foods, Inc.	501	13,517
Calavo Growers, Inc.	136	4,957
Cal-Maine Foods, Inc.	289	15,959

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Celsius Hldgs., Inc.*	295	16,278
Central Garden & Pet Co.*	75	3,297
Central Garden & Pet Co. Cl A*	306	12,479
Chefs’ Warehouse, Inc.*	251	8,183
Coca-Cola Consolidated, Inc.	36	17,887
Edgewell Personal Care Co.	417	15,291
elf Beauty, Inc.*	370	9,557
Fresh Del Monte Produce, Inc.	257	6,659
Hostess Brands, Inc. Cl A*	1,068	23,432
Inter Parfums, Inc.	137	12,063
J&J Snack Foods Corp.	115	17,836
John B Sanfilippo & Son, Inc.	68	5,674
Medifast, Inc.	89	15,199
MGP Ingredients, Inc.	96	8,217
National Beverage Corp.	180	7,830
PriceSmart, Inc.	186	14,670
Seneca Foods Corp. Cl A*	47	2,422
Simply Good Foods Co.*	653	24,781
SpartanNash Co.	277	9,138
Tootsie Roll Industries, Inc.	137	4,790
TreeHouse Foods, Inc.*	430	13,872
United Natural Foods, Inc.*	448	18,525
Universal Corp.	190	11,033
USANA Health Sciences, Inc.*	90	7,151
Vector Group Ltd.	1,010	12,160
WD-40 Co.	105	19,239

		363,907

ENERGY (5.9%)
Archrock, Inc.	1,034	9,544
Bristow Group, Inc.*	178	6,600
Callon Petroleum Co.*	365	21,564
Civitas Resources, Inc.	556	33,199
CONSOL Energy, Inc.*	245	9,219
Core Laboratories N.V.	357	11,292
DMC Global, Inc.*	149	4,545
Dorian LPG Ltd.	214	3,101
Dril-Quip, Inc.*	273	10,197
Green Plains, Inc.*	414	12,838
Helix Energy Solutions Group, Inc.*	1,094	5,229
Helmerich & Payne, Inc.	814	34,823
Laredo Petroleum, Inc.*	110	8,705
Matador Resources Co.	851	45,086
Nabors Industries Ltd.*	59	9,010
Oceaneering International, Inc.*	770	11,673
Oil States International, Inc.*	474	3,294
Par Pacific Hldgs., Inc.*	353	4,596
Patterson-UTI Energy, Inc.	1,660	25,697
PBF Energy, Inc. Cl A*	733	17,863
ProPetro Hldg. Corp.*	654	9,110
Ranger Oil Corp. Cl A*	162	5,594
Renewable Energy Group, Inc.*	388	23,532
REX American Resources Corp.*	40	3,984
RPC, Inc.*	542	5,783
SM Energy Co.	937	36,496
Southwestern Energy Co.*	8,597	61,641
Talos Energy, Inc.*	316	4,990
US Silica Hldgs., Inc.*	575	10,730
World Fuel Svcs. Corp.	487	13,169

		463,104

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FINANCIALS (19.6%)
Allegiance Bancshares, Inc.	145	6,479
Ambac Financial Group, Inc.*	357	3,713
American Equity Investment Life Hldg. Co.	636	25,383
Ameris Bancorp	510	22,379
AMERISAFE, Inc.	149	7,401
Apollo Commercial Real Estate Finance, Inc.	1,019	14,195
ARMOUR Residential REIT, Inc.	692	5,813
Assured Guaranty Ltd.	539	34,313
Axos Financial, Inc.*	413	19,159
B Riley Financial, Inc.	124	8,675
Banc of California, Inc.	417	8,073
BancFirst Corp.	145	12,065
Bancorp, Inc.*	443	12,550
BankUnited, Inc.	661	29,058
Banner Corp.	264	15,452
Berkshire Hills Bancorp, Inc.	375	10,864
Blucora, Inc.*	376	7,351
Brightsphere Investment Group, Inc.	270	6,547
Brookline Bancorp, Inc.	599	9,476
Capitol Federal Financial, Inc.	996	10,836
Central Pacific Financial Corp.	214	5,971
City Hldg. Co.	116	9,129
Columbia Banking System, Inc.	600	19,362
Community Bank System, Inc.	416	29,182
Customers Bancorp, Inc.*	234	12,201
CVB Financial Corp.	1,045	24,254
Dime Community Bancshares, Inc.	252	8,712
Donnelley Financial Solutions, Inc.*	225	7,483
Eagle Bancorp, Inc.	246	14,024
eHealth, Inc.*	183	2,271
Ellington Financial, Inc.	421	7,473
Employers Hldgs., Inc.	216	8,860
Encore Capital Group, Inc.*	191	11,981
Enova International, Inc.*	263	9,986
EZCORP, Inc. Cl A*	413	2,495
FB Financial Corp.	275	12,215
First BanCorp.	1,557	20,428
First Bancorp/Southern Pines NC	267	11,153
First Commonwealth Financial Corp.	727	11,021
First Financial Bancorp	726	16,734
First Hawaiian, Inc.	984	27,444
Flagstar Bancorp, Inc.	410	17,384
Franklin BSP Realty Trust, Inc.	339	4,739
Genworth Financial, Inc. Cl A*	3,915	14,799
Granite Point Mortgage Trust, Inc.	415	4,615
Green Dot Corp. Cl A*	422	11,597
Greenhill & Co., Inc.	103	1,593
Hanmi Financial Corp.	235	5,783
HCI Group, Inc.	61	4,159
Heritage Financial Corp.	271	6,791
Hilltop Hldgs., Inc.	469	13,789
HomeStreet, Inc.	154	7,297
Hope Bancorp, Inc.	926	14,890
Horace Mann Educators Corp.	319	13,344
Independent Bank Corp.	365	29,817
Independent Bank Group, Inc.	284	20,209

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Invesco Mortgage Capital, Inc.	2,405	5,483
Investors Bancorp, Inc.	1,741	25,993
iShares Core S&P Small-Cap ETF	1,287	138,842
James River Group Hldgs. Ltd.	288	7,125
KKR Real Estate Finance Trust, Inc.	346	7,131
Lakeland Financial Corp.	195	14,235
LendingTree, Inc.*	88	10,531
Meta Financial Group, Inc.	230	12,632
Mr Cooper Group, Inc.*	580	26,489
National Bank Hldgs. Corp. Cl A	231	9,305
NBT Bancorp, Inc.	334	12,067
New York Mortgage Trust, Inc.	2,926	10,680
NMI Hldgs., Inc. Cl A*	662	13,650
Northfield Bancorp, Inc.	335	4,811
Northwest Bancshares, Inc.	977	13,199
OFG Bancorp	383	10,203
Pacific Premier Bancorp, Inc.	728	25,735
Palomar Hldgs., Inc.*	186	11,902
Park National Corp.	111	14,583
PennyMac Mortgage Investment Trust	732	12,363
Piper Sandler Cos.	108	14,175
PRA Group, Inc.*	336	15,147
Preferred Bank	104	7,705
ProAssurance Corp.	417	11,209
Provident Financial Svcs., Inc.	589	13,783
Ready Capital Corp.	519	7,816
Redwood Trust, Inc.	885	9,319
Renasant Corp.	430	14,383
S&T Bancorp, Inc.	304	8,992
Safety Insurance Group, Inc.	109	9,903
Seacoast Banking Corp. of Florida	451	15,794
Selectquote, Inc.*	961	2,681
ServisFirst Bancshares, Inc.	377	35,924
Simmons First National Corp. Cl A	870	22,811
SiriusPoint Ltd.*	663	4,959
Southside Bancshares, Inc.	250	10,208
Stewart Information Svcs. Corp.	207	12,546
StoneX Group, Inc.*	132	9,798
Tompkins Financial Corp.	91	7,123
Triumph Bancorp, Inc.*	182	17,112
Trupanion, Inc.*	265	23,617
TrustCo Bank Corp.	148	4,726
Trustmark Corp.	476	14,466
Two Harbors Investment Corp.	2,653	14,671
United Community Banks, Inc.	809	28,153
United Fire Group, Inc.	167	5,189
Universal Insurance Hldgs., Inc.	216	2,914
Veritex Hldgs., Inc.	381	14,543
Virtus Investment Partners, Inc.	55	13,199
Walker & Dunlop, Inc.	227	29,378
Westamerica BanCorp	207	12,524
WisdomTree Investments, Inc.	840	4,931
World Acceptance Corp.*	32	6,139
WSFS Financial Corp.	505	23,543

		1,549,307

HEALTH CARE (11.6%)
Addus HomeCare Corp.*	122	11,381
Allscripts Healthcare Solutions, Inc.*	946	21,304

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

AMN Healthcare Svcs., Inc.*	365	38,080
Amphastar Pharmaceuticals, Inc.*	284	10,196
AngioDynamics, Inc.*	299	6,440
ANI Pharmaceuticals, Inc.*	98	2,755
Anika Therapeutics, Inc.*	111	2,787
Apollo Medical Hldgs., Inc.*	291	14,105
Artivion, Inc.*	303	6,478
Avanos Medical, Inc.*	372	12,462
Avid Bioservices, Inc.*	475	9,676
BioLife Solutions, Inc.*	231	5,251
Cara Therapeutics, Inc.*	323	3,924
Cardiovascular Systems, Inc.*	313	7,074
Coherus Biosciences, Inc.*	492	6,352
Collegium Pharmaceutical, Inc.*	267	5,436
Community Health Systems, Inc.*	958	11,371
Computer Programs & Systems, Inc.*	113	3,893
CONMED Corp.	226	33,572
Contra Progenics Pharmaceuticals, Inc. - contingent value rights*	384	0	††
Corcept Therapeutics, Inc.*	736	16,575
CorVel Corp.*	72	12,128
Covetrus, Inc.*	797	13,382
Cross Country Healthcare, Inc.*	273	5,916
Cutera, Inc.*	126	8,694
Cytokinetics, Inc.*	647	23,816
Eagle Pharmaceuticals, Inc.*	87	4,306
Emergent BioSolutions, Inc.*	369	15,151
Enanta Pharmaceuticals, Inc.*	140	9,965
Endo International PLC*	1,803	4,165
Ensign Group, Inc.	404	36,364
Fulgent Genetics, Inc.*	149	9,299
Glaukos Corp.*	362	20,931
Hanger, Inc.*	284	5,206
Harmony Biosciences Hldgs., Inc.*	175	8,514
HealthStream, Inc.*	195	3,884
Heska Corp.*	82	11,339
Innoviva, Inc.*	483	9,346
Inogen, Inc.*	157	5,090
Integer Hldgs. Corp.*	255	20,545
iTeos Therapeutics, Inc.*	155	4,988
Joint Corp.*	111	3,928
Lantheus Hldgs., Inc.*	522	28,872
LeMaitre Vascular, Inc.	148	6,878
Ligand Pharmaceuticals, Inc.*	128	14,399
MEDNAX, Inc.*	658	15,450
Meridian Bioscience, Inc.*	336	8,723
Merit Medical Systems, Inc.*	392	26,076
Mesa Laboratories, Inc.	40	10,195
ModivCare, Inc.*	95	10,962
Myriad Genetics, Inc.*	616	15,523
Natus Medical, Inc.*	263	6,912
Nektar Therapeutics Cl A*	1,424	7,675
NeoGenomics, Inc.*	950	11,543
NextGen Healthcare, Inc.*	433	9,054
Omnicell, Inc.*	339	43,897
OptimizeRx Corp.*	137	5,166
OraSure Technologies, Inc.*	556	3,770
Organogenesis Hldgs., Inc. Cl A*	486	3,703
Orthofix Medical, Inc.*	152	4,970

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Owens & Minor, Inc.	582	25,620
Pacira BioSciences, Inc.*	344	26,254
Pennant Group, Inc.*	209	3,894
Phibro Animal Health Corp. Cl A	156	3,112
Prestige Consumer Healthcare, Inc.*	387	20,488
RadNet, Inc.*	360	8,053
REGENXBIO, Inc.*	290	9,625
Select Medical Hldgs. Corp.	818	19,624
Simulations Plus, Inc.	121	6,169
Supernus Pharmaceuticals, Inc.*	410	13,251
Surmodics, Inc.*	107	4,850
Tactile Systems Technology, Inc.*	152	3,064
Tivity Health, Inc.*	342	11,002
uniQure N.V.*	278	5,023
US Physical Therapy, Inc.	99	9,846
Vanda Pharmaceuticals, Inc.*	430	4,863
Varex Imaging Corp.*	306	6,515
Vericel Corp.*	361	13,797
Xencor, Inc.*	451	12,033
Zimvie, Inc.*	161	3,677
Zynex, Inc.	174	1,084

		911,681

INDUSTRIALS (15.8%)
AAON, Inc.	320	17,834
AAR Corp.*	257	12,447
ABM Industries, Inc.	519	23,895
Aerojet Rocketdyne Hldgs., Inc.*	578	22,744
AeroVironment, Inc.*	178	16,757
Alamo Group, Inc.	76	10,928
Albany International Corp. Cl A	250	21,080
Allegiant Travel Co.*	117	19,000
American Woodmark Corp.*	127	6,217
Apogee Enterprises, Inc.	192	9,112
Applied Industrial Technologies, Inc.	297	30,490
ArcBest Corp.	192	15,456
Arcosa, Inc.	373	21,354
Astec Industries, Inc.	176	7,568
Atlas Air Worldwide Hldgs., Inc.*	208	17,965
AZZ, Inc.	191	9,214
Barnes Group, Inc.	359	14,428
Boise Cascade Co.	303	21,049
Brady Corp. Cl A	373	17,259
CIRCOR International, Inc.*	156	4,153
Comfort Systems USA, Inc.	278	24,745
CoreCivic, Inc.*	928	10,366
Deluxe Corp.	329	9,949
DXP Enterprises, Inc.*	133	3,603
Encore Wire Corp.	156	17,795
Enerpac Tool Group Corp. Cl A	465	10,179
EnPro Industries, Inc.	158	15,441
ESCO Technologies, Inc.	201	14,054
Exponent, Inc.	402	43,436
Federal Signal Corp.	471	15,896
Forrester Research, Inc.*	85	4,796
Forward Air Corp.	208	20,338
Franklin Electric Co., Inc.	301	24,995
GEO Group, Inc.*	945	6,246
Gibraltar Industries, Inc.*	252	10,823

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

GMS, Inc.*	332	16,524
Granite Construction, Inc.	354	11,611
Greenbrier Cos., Inc.	251	12,929
Griffon Corp.	365	7,311
Harsco Corp.*	611	7,479
Hawaiian Hldgs., Inc.*	395	7,781
Healthcare Svcs. Group, Inc.	575	10,678
Heartland Express, Inc.	359	5,051
Heidrick & Struggles International, Inc.	151	5,977
Hillenbrand, Inc.	562	24,824
HNI Corp.	336	12,449
Hub Group, Inc. Cl A*	262	20,229
Insteel Industries, Inc.	149	5,512
Interface, Inc. Cl A	456	6,188
John Bean Technologies Corp.	245	29,025
Kaman Corp.	215	9,348
KAR Auction Svcs., Inc.*	935	16,877
Kelly Svcs., Inc. Cl A	278	6,030
Korn Ferry	420	27,275
Lindsay Corp.	84	13,189
ManTech International Corp. Cl A	213	18,358
Marten Transport Ltd.	461	8,187
Matson, Inc.	324	39,081
Matthews International Corp. Cl A	243	7,863
Meritor, Inc.*	546	19,421
Moog, Inc. Cl A	224	19,667
Mueller Industries, Inc.	443	23,997
MYR Group, Inc.*	130	12,225
National Presto Industries, Inc.	39	3,001
NOW, Inc.*	853	9,409
NV5 Global, Inc.*	91	12,130
Park Aerospace Corp.	149	1,944
PGT Innovations, Inc.*	460	8,271
Pitney Bowes, Inc.	1,277	6,640
Powell Industries, Inc.	69	1,340
Proto Labs, Inc.*	213	11,268
Quanex Building Products Corp.	258	5,415
Resideo Technologies, Inc.*	1,114	26,547
Resources Connection, Inc.	236	4,045
SkyWest, Inc.*	389	11,223
SPX Corp.*	350	17,293
SPX FLOW, Inc.	324	27,935
Standex International Corp.	94	9,392
Tennant Co.	143	11,268
Titan International, Inc.*	395	5,818
Triumph Group, Inc.*	499	12,615
TrueBlue, Inc.*	274	7,916
UFP Industries, Inc.	477	36,805
UniFirst Corp.	117	21,561
US Ecology, Inc.*	241	11,539
Veritiv Corp.*	106	14,161
Viad Corp.*	158	5,631
Wabash National Corp.	378	5,610

		1,245,475

INFORMATION TECHNOLOGY (13.2%)
3D Systems Corp.*	985	16,430
8x8, Inc.*	913	11,495
ADTRAN, Inc.	379	6,993

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Advanced Energy Industries, Inc.	291	25,049
Agilysys, Inc.*	151	6,022
Alarm.com Hldgs., Inc.*	355	23,593
Arlo Technologies, Inc.*	650	5,759
Axcelis Technologies, Inc.*	257	19,411
Badger Meter, Inc.	226	22,534
Benchmark Electronics, Inc.	272	6,811
BM Technologies, Inc.*	25	214
Bottomline Technologies DE, Inc.*	298	16,891
CalAmp Corp.*	277	2,025
Cerence, Inc.*	302	10,902
CEVA, Inc.*	177	7,195
Cohu, Inc.*	376	11,130
Comtech Telecommunications Corp.	203	3,185
Consensus Cloud Solutions, Inc.*	122	7,336
Corsair Gaming, Inc.*	255	5,396
CSG Systems International, Inc.	251	15,956
CTS Corp.	249	8,800
Diebold Nixdorf, Inc.*	562	3,782
Digi International, Inc.*	269	5,789
Diodes, Inc.*	347	30,185
Ebix, Inc.	183	6,066
ePlus, Inc.*	207	11,604
EVERTEC, Inc.	461	18,869
ExlService Hldgs., Inc.*	257	36,820
Extreme Networks, Inc.*	997	12,173
Fabrinet*	285	29,962
FARO Technologies, Inc.*	140	7,269
FormFactor, Inc.*	603	25,344
Harmonic, Inc.*	794	7,376
Ichor Hldgs. Ltd.*	219	7,801
Insight Enterprises, Inc.*	269	28,869
InterDigital, Inc.	237	15,121
Itron, Inc.*	349	18,385
Knowles Corp.*	708	15,243
Kulicke & Soffa Industries, Inc.	481	26,946
LivePerson, Inc.*	521	12,723
MaxLinear, Inc. Cl A*	546	31,859
Methode Electronics, Inc.	288	12,456
NETGEAR, Inc.*	226	5,578
NetScout Systems, Inc.*	570	18,286
OneSpan, Inc.*	265	3,827
Onto Innovation, Inc.*	380	33,018
OSI Systems, Inc.*	126	10,725
PC Connection, Inc.	84	4,401
PDF Solutions, Inc.*	231	6,438
Perficient, Inc.*	254	27,963
Photronics, Inc.*	476	8,078
Plantronics, Inc.*	330	13,002
Plexus Corp.*	217	17,753
Progress Software Corp.	341	16,058
Rambus, Inc.*	844	26,915
Rogers Corp.*	144	39,125
Sanmina Corp.*	490	19,806
ScanSource, Inc.*	198	6,888
SMART Global Hldgs., Inc.*	362	9,350
SPS Commerce, Inc.*	277	36,342
TTEC Hldgs., Inc.	141	11,635

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

TTM Technologies, Inc.*	805	11,930
Ultra Clean Hldgs., Inc.*	346	14,667
Unisys Corp.*	518	11,194
Veeco Instruments, Inc.*	390	10,604
Viavi Solutions, Inc.*	1,775	28,542
Vonage Hldgs. Corp.*	1,948	39,525
Xperi Hldg. Corp.	806	13,960

		1,043,379

MATERIALS (5.4%)
AdvanSix, Inc.	217	11,086
Allegheny Technologies, Inc.*	982	26,357
American Vanguard Corp.	208	4,227
Arconic Corp.*	822	21,060
Balchem Corp.	250	34,175
Carpenter Technology Corp.	372	15,617
Century Aluminum Co.*	389	10,235
Clearwater Paper Corp.*	128	3,588
Compass Minerals International, Inc.	263	16,514
Ferro Corp.*	638	13,870
FutureFuel Corp.	199	1,936
GCP Applied Technologies, Inc.*	416	13,071
Glatfelter Corp.	344	4,259
Hawkins, Inc.	144	6,610
Haynes International, Inc.	96	4,090
HB Fuller Co.	408	26,957
Innospec, Inc.	190	17,584
Kaiser Aluminum Corp.	122	11,487
Koppers Hldgs., Inc.	164	4,513
Livent Corp.*	1,247	32,509
Materion Corp.	157	13,461
Mercer International, Inc.*	311	4,338
Myers Industries, Inc.	280	6,048
Neenah, Inc.	129	5,116
O-I Glass, Inc.*	1,201	15,829
Olympic Steel, Inc.	71	2,731
Quaker Chemical Corp.	103	17,799
Rayonier Advanced Materials, Inc.*	492	3,232
Schweitzer-Mauduit International, Inc.	243	6,682
Stepan Co.	164	16,205
SunCoke Energy, Inc.	641	5,711
Sylvamo Corp.*	272	9,052
TimkenSteel Corp.*	317	6,936
Tredegar Corp.	198	2,374
Trinseo PLC	300	14,376
Warrior Met Coal, Inc.	397	14,733

		424,368

REAL ESTATE (8.6%)
Acadia Realty Trust	682	14,779
Agree Realty Corp.	550	36,498
Alexander & Baldwin, Inc.	560	12,986
American Assets Trust, Inc.	406	15,383
Armada Hoffler Properties, Inc.	519	7,577
Brandywine Realty Trust	1,320	18,665
CareTrust REIT, Inc.	749	14,456
Centerspace	115	11,284
Chatham Lodging Trust*	376	5,185
Community Healthcare Trust, Inc.	181	7,640
DiamondRock Hospitality Co.*	1,625	16,413

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Diversified Healthcare Trust	1,844	5,901
Douglas Elliman, Inc.	510	3,723
Easterly Government Properties, Inc. Cl A	665	14,058
Essential Properties Realty Trust, Inc.	938	23,731
Four Corners Property Trust, Inc.	597	16,143
Franklin Street Properties Corp.	734	4,331
Getty Realty Corp.	304	8,701
Global Net Lease, Inc.	799	12,568
Hersha Hospitality Trust Cl A*	255	2,315
Independence Realty Trust, Inc.	1,703	45,027
Industrial Logistics Properties Trust	505	11,448
Innovative Industrial Properties, Inc. Cl A	197	40,464
iStar, Inc.	536	12,548
LTC Properties, Inc.	304	11,695
LXP Industrial Trust	2,182	34,257
Marcus & Millichap, Inc.	193	10,167
NexPoint Residential Trust, Inc.	175	15,804
Office Properties Income Trust	374	9,623
Orion Office REIT, Inc.	437	6,118
RE/MAX Hldgs., Inc. Cl A	145	4,021
Realogy Hldgs. Corp.*	900	14,112
Retail Opportunity Investments Corp.	937	18,168
RPT Realty	650	8,951
Safehold, Inc.	109	6,044
Saul Centers, Inc.	100	5,270
Service Properties Trust	1,274	11,249
SITE Centers Corp.	1,385	23,143
St Joe Co.	254	15,047
Summit Hotel Properties, Inc.*	821	8,177
Tanger Factory Outlet Centers, Inc.	802	13,786
Uniti Group, Inc.	1,821	25,057
Universal Health Realty Income Trust	98	5,720
Urban Edge Properties	850	16,235
Urstadt Biddle Properties, Inc. Cl A	233	4,383
Veris Residential, Inc.*	617	10,730
Washington Real Estate Investment Trust	653	16,652
Whitestone REIT Cl B	356	4,717
Xenia Hotels & Resorts, Inc.*	881	16,995

		677,945

UTILITIES (2.0%)
American States Water Co.	285	25,371
Avista Corp.	546	24,652
California Water Svcs. Group	406	24,068
Chesapeake Utilities Corp.	135	18,597
Middlesex Water Co.	134	14,093
Northwest Natural Hldg. Co.	237	12,258
South Jersey Industries, Inc.	868	29,989
Unitil Corp.	123	6,135

		155,163

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $7,431,066) 99.9%		7,880,208

	Shares	Value
WARRANTS
Energy (0.0%) (2)
Nabors Industries Ltd. - expiring 06/11/2026*	20	460

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

TOTAL WARRANTS (Cost: $210) 0.0% (2)	460

TOTAL INVESTMENTS (Cost: $7,431,276) 99.9%	7,880,668

OTHER NET ASSETS 0.1%	8,636

NET ASSETS 100.0%	$7,889,304

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
Discovery, Inc. Cl A*	1,138	28,359
Discovery, Inc. Cl C*	792	19,776
Take-Two Interactive Software, Inc.*	346	53,194

		101,329

CONSUMER DISCRETIONARY (6.8%)
Capri Hldgs. Ltd.*	1,116	57,351
Foot Locker, Inc.	458	13,584
Hanesbrands, Inc.	3,308	49,256
Marriott Vacations Worldwide Corp.	563	88,785
Ollie’s Bargain Outlet Hldgs., Inc.*	514	22,082
Steven Madden Ltd.	1,636	63,215
Taylor Morrison Home Corp. Cl A*	1,093	29,752
Williams-Sonoma, Inc.	142	20,590

		344,615

CONSUMER STAPLES (1.8%)
Constellation Brands, Inc. Cl A	170	39,155
TreeHouse Foods, Inc.*	1,713	55,261

		94,416

ENERGY (7.6%)
Baker Hughes Co. Cl A	3,787	137,885
Cheniere Energy, Inc.	400	55,460
Devon Energy Corp.	1,727	102,117
Hess Corp.	298	31,898
MPLX LP	821	27,241
Williams Cos., Inc.	1,027	34,312

		388,913

FINANCIALS (14.1%)
American Financial Group, Inc.	709	103,245
Ameriprise Financial, Inc.	400	120,144
Discover Financial Svcs.	334	36,803
Everest Re Group Ltd.	169	50,933
Fifth Third Bancorp	1,331	57,286
Hartford Financial Svcs. Group, Inc.	551	39,567
KeyCorp.	2,508	56,129
Reinsurance Group of America, Inc.	294	32,181
Signature Bank	196	57,524
Starwood Property Trust, Inc.	1,365	32,992
SVB Financial Group*	99	55,386
Synchrony Financial	707	24,611
Voya Financial, Inc.	410	27,204
Zions Bancorporation	400	26,224

		720,229

HEALTH CARE (8.8%)
Agilent Technologies, Inc.	528	69,870
Centene Corp.*	563	47,399
Cerner Corp.	739	69,141
Envista Hldgs. Corp.*	1,267	61,716
Horizon Therapeutics PLC*	330	34,719
Humana, Inc.	64	27,851
Syneos Health, Inc. Cl A*	718	58,122
Zimmer Biomet Hldgs., Inc.	599	76,612
Zimvie, Inc.*	60	1,370

		446,800

INDUSTRIALS (18.1%)
Alaska Air Group, Inc.*	869	50,411

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Builders FirstSource, Inc.*	1,407	90,808
Carlisle Cos., Inc.	291	71,563
Clean Harbors, Inc.*	492	54,927
Crane Co.	858	92,904
Dover Corp.	259	40,637
Jacobs Engineering Group, Inc.	571	78,689
KBR, Inc.	1,075	58,835
L-3 Harris Technologies, Inc.	244	60,627
Mueller Industries, Inc.	1,466	79,413
Old Dominion Freight Line, Inc.	208	62,125
Oshkosh Corp.	427	42,978
Stanley Black & Decker, Inc.	342	47,808
Univar Solutions, Inc.*	2,908	93,463

		925,188

INFORMATION TECHNOLOGY (9.5%)
Ciena Corp.*	727	44,078
DXC Technology Co.*	3,496	114,074
Euronet Worldwide, Inc.*	849	110,497
MKS Instruments, Inc.	301	45,150
PTC, Inc.*	279	30,054
Qorvo, Inc.*	318	39,464
Teledyne Technologies, Inc.*	141	66,641
Viasat, Inc.*	699	34,111

		484,069

MATERIALS (10.1%)
Ashland Global Hldgs., Inc.	1,065	104,807
Crown Hldgs., Inc.	1,330	166,370
FMC Corp.	223	29,340
Freeport-McMoRan, Inc.	624	31,038
Newmont Corp.	568	45,128
Packaging Corp. of America	348	54,326
PPG Industries, Inc.	276	36,175
Steel Dynamics, Inc.	610	50,892

		518,076

REAL ESTATE (8.4%)
Alexander’s, Inc.	33	8,456
American Campus Communities, Inc.	571	31,959
Apartment Income REIT Corp.	733	39,186
AvalonBay Communities, Inc.	209	51,909
Brandywine Realty Trust	2,212	31,278
Duke Realty Corp.	1,548	89,877
Gaming & Leisure Properties, Inc.	781	36,652
Kilroy Realty Corp.	331	25,295
Welltower, Inc.	531	51,050
Weyerhaeuser Co.	1,685	63,862

		429,524

UTILITIES (7.9%)
AES Corp.	1,661	42,737
Ameren Corp.	729	68,351
Atmos Energy Corp.	275	32,860
Entergy Corp.	421	49,152
Evergy, Inc.	1,480	101,143
PPL Corp.	1,143	32,644
Public Svc. Enterprise Group, Inc.	1,105	77,350

		404,237

TOTAL COMMON STOCKS (Cost: $4,435,286) 95.1%		4,857,396

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.9%)
JP Morgan Chase, New York Time Deposit	0.15	04/01/22	249,364	249,364

TOTAL TEMPORARY CASH INVESTMENT (Cost: $249,364) 4.9%				249,364

TOTAL INVESTMENTS (Cost: $4,684,650) 100.0%				5,106,760

OTHER NET ASSETS 0.0% (2)				(851)

NET ASSETS 100.0%				$5,105,909

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Cable One, Inc.	115	168,388
Iridium Communications, Inc.*	3,083	124,307
John Wiley & Sons, Inc. Cl A	1,015	53,825
New York Times Co. Cl A	3,897	178,639
TEGNA, Inc.	5,161	115,606
TripAdvisor, Inc.*	2,310	62,647
World Wrestling Entertainment, Inc. Cl A	1,021	63,751
Yelp, Inc. Cl A*	1,601	54,610
Ziff Davis, Inc.*	1,124	108,781

		930,554

CONSUMER DISCRETIONARY (13.5%)
Adient PLC*	2,210	90,102
American Eagle Outfitters, Inc.	3,579	60,127
AutoNation, Inc.*	932	92,809
Boyd Gaming Corp.	1,912	125,771
Brunswick Corp.	1,798	145,440
Callaway Golf Co.*	2,733	64,007
Capri Hldgs. Ltd.*	3,443	176,936
Carter’s, Inc.	985	90,610
Choice Hotels International, Inc.	765	108,446
Churchill Downs, Inc.	803	178,089
Columbia Sportswear Co.	806	72,967
Cracker Barrel Old Country Store, Inc.	548	65,064
Crocs, Inc.*	1,372	104,821
Dana, Inc.	3,364	59,105
Deckers Outdoor Corp.*	636	174,118
Dick’s Sporting Goods, Inc.	1,468	146,829
Five Below, Inc.*	1,306	206,831
Foot Locker, Inc.	2,037	60,417
Fox Factory Hldg. Corp.*	982	96,187
GameStop Corp. Cl A*	1,443	240,375
Gap, Inc.	4,964	69,893
Gentex Corp.	5,516	160,902
Goodyear Tire & Rubber Co.*	6,552	93,628
Graham Hldgs. Co. Cl B	93	56,867
Grand Canyon Education, Inc.*	924	89,730
H&R Block, Inc.	3,837	99,915
Hanesbrands, Inc.	8,144	121,264
Harley-Davidson, Inc.	3,588	141,367
Helen of Troy Ltd.*	562	110,062
KB Home	1,999	64,728
Kohl’s Corp.	3,246	196,253
Lear Corp.	1,392	198,485
Leggett & Platt, Inc.	3,111	108,263
Lithia Motors, Inc. Cl A	706	211,885
Macy’s, Inc.	6,979	170,008
Marriott Vacations Worldwide Corp.	993	156,596
Mattel, Inc.*	8,170	181,456
Murphy USA, Inc.	535	106,979
Nordstrom, Inc.	2,601	70,513
Ollie’s Bargain Outlet Hldgs., Inc.*	1,369	58,812
Papa John’s International, Inc.	755	79,486
Polaris, Inc.	1,330	140,076
RH*	405	132,066

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Scientific Games Corp.*	2,251	132,246
Service Corp. International	3,846	253,144
Six Flags Entertainment Corp.*	1,805	78,518
Skechers U.S.A., Inc. Cl A*	3,146	128,231
Taylor Morrison Home Corp. Cl A*	2,866	78,013
Tempur Sealy International, Inc.	4,490	125,361
Texas Roadhouse, Inc. Cl A	1,624	135,978
Thor Industries, Inc.	1,297	102,074
Toll Brothers, Inc.	2,621	123,239
TopBuild Corp.*	768	139,308
Travel + Leisure Co.	2,013	116,633
Tri Pointe Homes, Inc.*	2,592	52,047
Urban Outfitters, Inc.*	1,530	38,418
Victoria’s Secret & Co.*	1,694	87,004
Visteon Corp.*	652	71,153
Wendy’s Co.	4,117	90,451
Williams-Sonoma, Inc.	1,702	246,790
Wingstop, Inc.	695	81,558
Wyndham Hotels & Resorts, Inc.	2,172	183,947
YETI Hldgs., Inc.*	2,044	122,599

		7,564,997

CONSUMER STAPLES (3.5%)
BellRing Brands, Inc.*	2,604	60,100
BJ’s Wholesale Club Hldgs., Inc.*	3,171	214,391
Boston Beer Co., Inc. Cl A*	218	84,686
Casey’s General Stores, Inc.	865	171,417
Coty, Inc. Cl A*	8,020	72,100
Darling Ingredients, Inc.*	3,774	303,354
Energizer Hldgs., Inc.	1,529	47,032
Flowers Foods, Inc.	4,634	119,140
Grocery Outlet Hldg. Corp.*	2,038	66,806
Hain Celestial Group, Inc.*	2,130	73,272
Ingredion, Inc.	1,552	135,257
Lancaster Colony Corp.	462	68,907
Nu Skin Enterprises, Inc. Cl A	1,162	55,637
Performance Food Group Co.*	3,610	183,785
Pilgrim’s Pride Corp.*	1,137	28,539
Post Hldgs., Inc.*	1,328	91,977
Sanderson Farms, Inc.	494	92,620
Sprouts Farmers Market, Inc.*	2,618	83,724

		1,952,744

ENERGY (3.5%)
Antero Midstream Corp.	7,572	82,308
ChampionX Corp.*	4,713	115,374
CNX Resources Corp.*	4,722	97,840
DT Midstream, Inc.	2,255	122,356
EQT Corp.	7,015	241,386
Equitrans Midstream Corp.	9,480	80,011
HF Sinclair Corp.*	3,487	138,957
Murphy Oil Corp.	3,386	136,761
NOV, Inc.	9,157	179,569
PDC Energy, Inc.	2,271	165,056
Range Resources Corp.*	5,825	176,963
Targa Resources Corp.	5,340	403,010

		1,939,591

FINANCIALS (14.7%)
Affiliated Managers Group, Inc.	948	133,621
Alleghany Corp.*	319	270,193

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

American Financial Group, Inc.	1,544	224,837
Associated Banc-Corp.	3,489	79,410
Bank of Hawaii Corp.	939	78,801
Bank OZK	2,822	120,499
Brighthouse Financial, Inc.*	1,816	93,815
Cadence Bank	4,392	128,510
Cathay General Bancorp	1,767	79,073
CNO Financial Group, Inc.	2,808	70,453
Commerce Bancshares, Inc.	2,577	184,487
Cullen/Frost Bankers, Inc.	1,329	183,947
East West Bancorp, Inc.	3,310	261,556
Essent Group Ltd.	2,575	106,116
Evercore, Inc. Cl A	910	101,301
Federated Hermes, Inc. Cl B	2,259	76,941
First American Financial Corp.	2,560	165,939
First Financial Bankshares, Inc.	2,992	132,007
First Horizon Corp.	12,453	292,521
FirstCash Hldgs., Inc.	939	66,049
FNB Corp.	7,924	98,654
Fulton Financial Corp.	3,762	62,524
Glacier Bancorp, Inc.	2,530	127,208
Hancock Whitney Corp.	2,025	105,604
Hanover Insurance Group, Inc.	830	124,102
Home BancShares, Inc.	3,512	79,371
Interactive Brokers Group, Inc. Cl A	2,037	134,259
International Bancshares Corp.	1,241	52,383
iShares Core S&P Mid-Cap ETF	1,917	514,408
Janus Henderson Group PLC	3,943	138,084
Jefferies Financial Group, Inc.	4,512	148,219
Kemper Corp.	1,396	78,930
Kinsale Capital Group, Inc.	500	114,010
Mercury General Corp.	620	34,100
MGIC Investment Corp.	7,471	101,232
Navient Corp.	3,592	61,208
New York Community Bancorp, Inc.	10,844	116,248
Old National Bancorp/IN	6,885	112,776
Old Republic International Corp.	6,659	172,268
PacWest Bancorp	2,789	120,290
Pinnacle Financial Partners, Inc.	1,775	163,442
Primerica, Inc.	921	126,011
PROG Hldgs., Inc.*	1,323	38,063
Prosperity Bancshares, Inc.	2,150	149,167
Reinsurance Group of America, Inc. Cl A	1,567	171,524
RenaissanceRe Hldgs. Ltd.	1,026	162,631
RLI Corp.	929	102,775
SEI Investments Co.	2,454	147,755
Selective Insurance Group, Inc.	1,404	125,461
SLM Corp.	6,504	119,413
Stifel Financial Corp.	2,437	165,472
Synovus Financial Corp.	3,382	165,718
Texas Capital Bancshares, Inc.*	1,180	67,626
UMB Financial Corp.	1,005	97,646
Umpqua Hldgs. Corp.	5,052	95,281
United Bankshares, Inc.	3,181	110,953
Unum Group	4,768	150,240
Valley National Bancorp	9,828	127,961
Voya Financial, Inc.	2,519	167,136
Washington Federal, Inc.	1,521	49,919

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Webster Financial Corp.	4,194	235,367
Wintrust Financial Corp.	1,329	123,504

		8,209,019

HEALTH CARE (8.9%)
Acadia Healthcare Co., Inc.*	2,097	137,416
Amedisys, Inc.*	760	130,940
Arrowhead Pharmaceuticals, Inc.*	2,459	113,089
Azenta, Inc.	1,747	144,791
Bruker Corp.	2,370	152,391
Chemed Corp.	359	181,851
Encompass Health Corp.	2,320	164,975
Envista Hldgs. Corp.*	3,763	183,296
Exelixis, Inc.*	7,379	167,282
Globus Medical, Inc. Cl A*	1,843	135,977
Haemonetics Corp.*	1,191	75,295
Halozyme Therapeutics, Inc.*	3,284	130,966
HealthEquity, Inc.*	1,949	131,441
ICU Medical, Inc.*	465	103,528
Integra LifeSciences Hldgs. Corp.*	1,698	109,113
Jazz Pharmaceuticals PLC*	1,434	223,231
LHC Group, Inc.*	738	124,427
LivaNova PLC*	1,241	101,551
Masimo Corp.*	1,185	172,465
Medpace Hldgs., Inc.*	670	109,605
Neogen Corp.*	2,513	77,501
Neurocrine Biosciences, Inc.*	2,213	207,469
NuVasive, Inc.*	1,206	68,380
Option Care Health, Inc.*	3,230	92,249
Patterson Cos., Inc.	2,023	65,485
Penumbra, Inc.*	819	181,924
Perrigo Co. PLC	3,119	119,863
Progyny, Inc.*	1,624	83,474
Quidel Corp.*	884	99,415
R1 RCM, Inc.*	3,115	83,357
Repligen Corp.*	1,199	225,520
STAAR Surgical Co.*	1,110	88,700
Syneos Health, Inc. Cl A*	2,418	195,737
Tandem Diabetes Care, Inc.*	1,481	172,226
Tenet Healthcare Corp.*	2,498	214,728
United Therapeutics Corp.*	1,050	188,381

		4,958,039

INDUSTRIALS (18.1%)
Acuity Brands, Inc.	816	154,469
AECOM	3,297	253,243
AGCO Corp.	1,431	208,969
ASGN, Inc.*	1,215	141,803
Avis Budget Group, Inc.*	934	245,922
Axon Enterprise, Inc.*	1,597	219,955
Brink’s Co.	1,146	77,928
Builders FirstSource, Inc.*	4,466	288,236
CACI International, Inc. Cl A*	544	163,885
Carlisle Cos., Inc.	1,219	299,777
Chart Industries, Inc.*	828	142,226
Clean Harbors, Inc.*	1,167	130,284
Colfax Corp.*	3,170	126,134
Crane Co.	1,164	126,038
Curtiss-Wright Corp.	915	137,396
Donaldson Co., Inc.	2,881	149,610

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Dycom Industries, Inc.*	703	66,968
EMCOR Group, Inc.	1,245	140,224
EnerSys	962	71,736
Flowserve Corp.	3,038	109,064
Fluor Corp.*	3,297	94,591
FTI Consulting, Inc.*	799	125,619
GATX Corp.	827	101,994
Graco, Inc.	3,964	276,370
GXO Logistics, Inc.*	2,300	164,082
Herman Miller, Inc.	1,766	61,033
Hexcel Corp.	1,957	116,383
Hubbell, Inc. Cl B	1,269	233,204
IAA, Inc.*	3,145	120,296
Insperity, Inc.	832	83,549
ITT, Inc.	1,996	150,119
JetBlue Airways Corp.*	7,417	110,884
KBR, Inc.	3,272	179,077
Kennametal, Inc.	1,938	55,446
Kirby Corp.*	1,401	101,138
Knight-Swift Transportation Hldgs., Inc. Cl A	3,871	195,331
Landstar System, Inc.	879	132,580
Lennox International, Inc.	785	202,420
Lincoln Electric Hldgs., Inc.	1,377	189,764
ManpowerGroup, Inc.	1,265	118,809
MasTec, Inc.*	1,373	119,588
MDU Resources Group, Inc.	4,743	126,401
Mercury Systems, Inc.*	1,323	85,267
Middleby Corp.*	1,297	212,630
MSA Safety, Inc.	850	112,795
MSC Industrial Direct Co., Inc. Cl A	1,099	93,646
nVent Electric PLC	3,924	136,477
Oshkosh Corp.	1,554	156,410
Owens Corning	2,344	214,476
Regal Rexnord Corp.	1,580	235,072
Ryder System, Inc.	1,252	99,321
Saia, Inc.*	614	149,705
Science Applications International Corp.	1,328	122,402
Simpson Manufacturing Co., Inc.	1,013	110,458
Stericycle, Inc.*	2,142	126,207
Sunrun, Inc.*	4,827	146,596
Terex Corp.	1,628	58,054
Tetra Tech, Inc.	1,259	207,659
Timken Co.	1,610	97,727
Toro Co.	2,447	209,194
Trex Co., Inc.*	2,685	175,411
Trinity Industries, Inc.	1,907	65,525
Univar Solutions, Inc.*	3,987	128,142
Valmont Industries, Inc.	495	118,107
Vicor Corp.*	500	35,275
Watsco, Inc.	770	234,573
Watts Water Technologies, Inc. Cl A	642	89,617
Werner Enterprises, Inc.	1,397	57,277
Woodward, Inc.	1,471	183,743
XPO Logistics, Inc.*	2,301	167,513

		10,141,824

INFORMATION TECHNOLOGY (13.7%)
ACI Worldwide, Inc.*	2,742	86,346
Alliance Data Systems Corp.	1,161	65,190

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Amkor Technology, Inc.	2,338	50,781
Arrow Electronics, Inc.*	1,588	188,384
Aspen Technology, Inc.*	1,555	257,150
Avnet, Inc.	2,308	93,682
Belden, Inc.	1,046	57,948
Blackbaud, Inc.*	1,042	62,385
Calix, Inc.*	1,279	54,882
CDK Global, Inc.	2,724	132,604
Ciena Corp.*	3,612	218,996
Cirrus Logic, Inc.*	1,336	113,279
CMC Materials, Inc.	666	123,476
Cognex Corp.	4,123	318,090
Coherent, Inc.*	577	157,729
CommVault Systems, Inc.*	1,040	69,004
Concentrix Corp.	1,000	166,560
Digital Turbine, Inc.*	2,057	90,117
Envestnet, Inc.*	1,274	94,837
Euronet Worldwide, Inc.*	1,232	160,345
Fair Isaac Corp.*	613	285,940
First Solar, Inc.*	2,306	193,104
Genpact Ltd.	3,977	173,039
II-VI, Inc.*	2,480	179,775
Jabil, Inc.	3,346	206,549
Kyndryl Hldgs., Inc.*	4,182	54,868
Lattice Semiconductor Corp.*	3,194	194,674
Littelfuse, Inc.	574	143,161
LiveRamp Hldgs., Inc.*	1,588	59,375
Lumentum Hldgs., Inc.*	1,684	164,358
Manhattan Associates, Inc.*	1,473	204,320
Maximus, Inc.	1,444	108,228
Mimecast Ltd.*	1,452	115,521
MKS Instruments, Inc.	1,293	193,950
National Instruments Corp.	3,076	124,855
NCR Corp.*	3,078	123,705
Paylocity Hldg. Corp.*	925	190,337
Power Integrations, Inc.	1,380	127,898
Qualys, Inc.*	778	110,795
Sabre Corp.*	7,543	86,217
Sailpoint Technologies Hldgs., Inc.*	2,175	111,317
Semtech Corp.*	1,502	104,149
Silicon Laboratories, Inc.*	891	133,828
SiTime Corp.*	349	86,489
SunPower Corp. Cl A*	1,937	41,607
Synaptics, Inc.*	921	183,740
TD SYNNEX Corp.	966	99,701
Teradata Corp.*	2,530	124,704
Universal Display Corp.	1,011	168,786
Viasat, Inc.*	1,734	84,619
Vishay Intertechnology, Inc.	3,094	60,642
Vontier Corp.	3,943	100,113
Western Union Co.	9,184	172,108
WEX, Inc.*	1,045	186,480
Wolfspeed, Inc.*	2,882	328,145
Xerox Hldgs. Corp.	2,863	57,747

		7,646,629

MATERIALS (7.2%)
Alcoa Corp.	4,294	386,589
AptarGroup, Inc.	1,535	180,363

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Ashland Global Hldgs., Inc.	1,235	121,536
Avient Corp.	2,134	102,432
Cabot Corp.	1,320	90,301
Chemours Co.	3,732	117,483
Cleveland-Cliffs, Inc.*	11,150	359,142
Commercial Metals Co.	2,833	117,909
Eagle Materials, Inc.	922	118,348
Greif, Inc. Cl A	619	40,272
Ingevity Corp.*	916	58,688
Louisiana-Pacific Corp.	2,052	127,470
Minerals Technologies, Inc.	777	51,399
NewMarket Corp.	160	51,901
Olin Corp.	3,291	172,053
Reliance Steel & Aluminum Co.	1,461	267,874
Royal Gold, Inc.	1,531	216,300
RPM International, Inc.	3,024	246,275
Scotts Miracle-Gro Co.	947	116,443
Sensient Technologies Corp.	980	82,271
Silgan Hldgs., Inc.	1,957	90,472
Sonoco Products Co.	2,293	143,450
Steel Dynamics, Inc.	4,397	366,842
United States Steel Corp.	6,085	229,648
Valvoline, Inc.	4,183	132,015
Worthington Industries, Inc.	760	39,072

		4,026,548

REAL ESTATE (9.7%)
American Campus Communities, Inc.	3,245	181,623
Apartment Income REIT Corp.	3,661	195,717
Brixmor Property Group, Inc.	6,946	179,276
Camden Property Trust	2,383	396,055
Corporate Office Properties Trust	2,619	74,746
Cousins Properties, Inc.	3,468	139,726
Douglas Emmett, Inc.	4,093	136,788
EastGroup Properties, Inc.	948	192,709
EPR Properties	1,744	95,414
First Industrial Realty Trust, Inc.	3,039	188,144
Healthcare Realty Trust, Inc.	3,441	94,559
Highwoods Properties, Inc.	2,446	111,880
Hudson Pacific Properties, Inc.	3,555	98,651
JBG SMITH Properties	2,662	77,784
Jones Lang LaSalle, Inc.*	1,177	281,844
Kilroy Realty Corp.	2,450	187,229
Kite Realty Group Trust	5,108	116,309
Lamar Advertising Co. Cl A	2,024	235,148
Life Storage, Inc.	1,913	268,643
Macerich Co.	4,968	77,700
Medical Properties Trust, Inc.	13,918	294,227
National Retail Properties, Inc.	4,096	184,074
National Storage Affiliates Trust	1,911	119,934
Omega Healthcare Investors, Inc.	5,573	173,655
Park Hotels & Resorts, Inc.	5,515	107,708
Pebblebrook Hotel Trust	3,064	75,007
Physicians Realty Trust	5,137	90,103
PotlatchDeltic Corp.	1,610	84,895
PS Business Parks, Inc.	469	78,830
Rayonier, Inc.	3,391	139,438
Rexford Industrial Realty, Inc.	3,738	278,817
Sabra Health Care REIT, Inc.	5,333	79,408

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

SL Green Realty Corp.	1,444	117,224
Spirit Realty Capital, Inc.	2,978	137,048
STORE Capital Corp.	5,723	167,283

		5,457,596

UTILITIES (3.2%)
ALLETE, Inc.	1,226	82,118
Black Hills Corp.	1,488	114,606
Essential Utilities, Inc.	5,364	274,261
Hawaiian Electric Industries, Inc.	2,549	107,848
IDACORP, Inc.	1,178	135,894
National Fuel Gas Co.	2,132	146,469
New Jersey Resources Corp.	2,241	102,772
NorthWestern Corp.	1,261	76,278
OGE Energy Corp.	4,668	190,361
ONE Gas, Inc.	1,250	110,300
PNM Resources, Inc.	2,002	95,435
Southwest Gas Hldgs., Inc.	1,493	116,887
Spire, Inc.	1,207	86,614
UGI Corp.	4,893	177,225

		1,817,068

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $46,881,216) 97.7%		54,644,609

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.33	06/02/22	200,000	199,886

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,886) 0.3%					199,886

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.9%)
JP Morgan Chase, New York Time Deposit		0.15	04/01/22	1,039,786	1,039,786

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,039,786) 1.9%					1,039,786

TOTAL INVESTMENTS (Cost: $48,120,888) 99.9%					55,884,281

OTHER NET ASSETS 0.1%					53,830

NET ASSETS 100.0%					$55,938,111

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (5.2%)
CONSUMER STAPLES (0.3%)
Woolworths Group Ltd.	1,494	41,495

FINANCIALS (0.8%)
National Australia Bank Ltd.	305	7,345
Suncorp Group Ltd.	13,493	111,890

		119,235

HEALTH CARE (0.6%)
Sonic Healthcare Ltd.	3,736	98,672

INDUSTRIALS (0.8%)
Aurizon Hldgs. Ltd.	41,974	115,410

INFORMATION TECHNOLOGY (0.2%)
WiseTech Global Ltd.	617	23,231

MATERIALS (2.5%)
BHP Group Ltd.	5,017	194,569
BHP Group Ltd.	4,841	186,671

		381,240

TOTAL AUSTRALIA		779,283

AUSTRIA (0.9%)
ENERGY (0.6%)
OMV AG	1,840	87,948

FINANCIALS (0.1%)
Raiffeisen Bank International AG	1,525	21,657

MATERIALS (0.2%)
voestalpine AG	1,044	31,075

TOTAL AUSTRIA		140,680

DENMARK (3.8%)
CONSUMER DISCRETIONARY (0.5%)
Pandora A/S	828	78,899

FINANCIALS (0.3%)
Pandora A/S	2,977	49,536

HEALTH CARE (2.2%)
Novo Nordisk A/S Cl B	2,861	317,414

INDUSTRIALS (0.8%)
AP Moller - Maersk A/S Cl B	39	117,224

TOTAL DENMARK		563,073

FINLAND (2.0%)
FINANCIALS (0.7%)
Nordea Bank Abp	10,791	111,153

INFORMATION TECHNOLOGY (0.8%)
Nokia OYJ*	21,157	116,549

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

UTILITIES (0.5%)
Fortum OYJ	4,120	75,325

TOTAL FINLAND		303,027

FRANCE (11.0%)
COMMUNICATION SERVICES (1.3%)
Orange S.A.	7,822	92,652
Publicis Groupe S.A.	1,707	103,637

		196,289

CONSUMER DISCRETIONARY (3.2%)
EssilorLuxottica S.A.	606	110,867
Faurecia SE	2,166	56,353
Hermes International	30	42,474
La Francaise des Jeux SAEM†	1,094	43,416
LVMH Moet Hennessy Louis Vuitton SE	301	214,922

		468,032

CONSUMER STAPLES (1.8%)
Carrefour S.A.	6,241	135,860
L’Oreal S.A.	332	132,658

		268,518

FINANCIALS (1.8%)
AXA S.A.	1,188	34,789
BNP Paribas S.A.	2,335	133,475
Societe Generale S.A.	3,672	98,468

		266,732

INDUSTRIALS (2.2%)
Bouygues S.A.	2,976	103,907
Cie de Saint-Gobain	1,914	113,920
Eiffage S.A.	1,083	111,186

		329,013

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	749	36,809

UTILITIES (0.5%)
Engie S.A.	6,410	84,299

TOTAL FRANCE		1,649,692

GERMANY (6.8%)
COMMUNICATION SERVICES (0.6%)
Deutsche Telekom AG	4,630	86,257

CONSUMER DISCRETIONARY (1.5%)
Bayerische Motoren Werke AG	1,229	106,241
Mercedes-Benz Group AG	1,672	117,394

		223,635

HEALTH CARE (0.7%)
Merck KGaA	515	107,584

INDUSTRIALS (0.9%)
Daimler Truck Hldg. AG*	687	19,060
Deutsche Post AG	2,514	120,086

		139,146

INFORMATION TECHNOLOGY (1.0%)
SAP SE	1,387	153,767

MATERIALS (0.7%)
Covestro AG†	1,791	90,215
HeidelbergCement AG	376	21,316

		111,531

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

REAL ESTATE (0.6%)
LEG Immobilien SE	766	87,258

UTILITIES (0.8%)
E.ON SE	9,930	115,405

TOTAL GERMANY		1,024,583

HONG KONG (2.0%)
INDUSTRIALS (0.9%)
CK Hutchison Hldgs. Ltd.	17,500	127,968

REAL ESTATE (1.1%)
Henderson Land Development Co. Ltd.	25,000	103,776
Sun Hung Kai Properties Ltd.	5,500	65,437

		169,213

TOTAL HONG KONG		297,181

IRELAND (0.1%)
MATERIALS (0.1%)
CRH PLC	431	17,216

ISRAEL (0.9%)
INFORMATION TECHNOLOGY (0.9%)
Check Point Software Technologies Ltd.*	981	135,633

ITALY (1.2%)
FINANCIALS (0.8%)
Assicurazioni Generali SpA	1,528	34,960
Poste Italiane SpA†	7,861	89,177

		124,137

INFORMATION TECHNOLOGY (0.4%)
Telecom Italia SpA	150,451	55,252

TOTAL ITALY		179,389

JAPAN (19.8%)
COMMUNICATION SERVICES (1.4%)
Nintendo Co. Ltd.	400	201,913

CONSUMER DISCRETIONARY (3.5%)
Aisin Corp.	2,800	95,701
Honda Motor Co. Ltd.	4,800	136,066
Iida Group Hldgs. Co. Ltd.	4,500	77,587
Toyota Motor Corp.	2,500	45,097
Yamaha Motor Co. Ltd.	3,900	87,417
ZOZO, Inc.	3,200	85,460

		527,328

CONSUMER STAPLES (1.4%)
Japan Tobacco, Inc.	5,800	99,054
Suntory Beverage & Food Ltd.	2,600	99,103

		198,157

ENERGY (0.8%)
ENEOS Hldgs., Inc.	28,100	105,063
Inpex Corp.	1,700	19,988

		125,051

FINANCIALS (2.2%)
Dai-ichi Life Hldgs., Inc.	4,900	99,576
Daiwa Securities Group, Inc.	18,800	106,350
Japan Post Insurance Co. Ltd.	6,500	113,203

		319,129

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

HEALTH CARE (1.3%)
Otsuka Hldgs. Co. Ltd.	1,300	44,914
Takeda Pharmaceutical Co. Ltd.	5,100	145,316

		190,230

INDUSTRIALS (6.5%)
AGC, Inc.	2,100	83,910
ITOCHU Corp.	4,300	145,458
Marubeni Corp.	12,300	142,836
Mitsubishi Corp.	4,200	157,619
Mitsui & Co. Ltd.	5,600	152,019
Nippon Yusen KK	1,600	139,965
Sumitomo Corp.	7,900	136,823
Yamato Hldgs. Co. Ltd.	700	13,077

		971,707

INFORMATION TECHNOLOGY (2.0%)
Brother Industries Ltd.	5,200	94,568
Canon, Inc.	5,100	124,313
Seiko Epson Corp.	6,000	90,141

		309,022

MATERIALS (0.7%)
Sumitomo Chemical Co. Ltd.	21,700	99,364

TOTAL JAPAN		2,941,901

LUXEMBOURG (2.0%)
HEALTH CARE (0.7%)
Eurofins Scientific SE	961	95,095

MATERIALS (0.7%)
ArcelorMittal S.A.	3,316	106,259

REAL ESTATE (0.6%)
Aroundtown S.A.	16,173	92,448

TOTAL LUXEMBOURG		293,802

NETHERLANDS (4.4%)
CONSUMER STAPLES (0.8%)
Koninklijke Ahold Delhaize N.V.	3,852	123,941

FINANCIALS (0.5%)
ING Groep N.V.	6,913	72,201

INDUSTRIALS (1.0%)
Wolters Kluwer N.V.	1,408	150,149

INFORMATION TECHNOLOGY (2.1%)
ASML Hldg. N.V.	466	311,490

TOTAL NETHERLANDS		657,781

NORWAY (0.2%)
FINANCIALS (0.2%)
Gjensidige Forsikring ASA	1,124	27,885

PORTUGAL (0.7%)
CONSUMER STAPLES (0.7%)
Jeronimo Martins SGPS S.A.	4,663	111,900

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

SPAIN (2.3%)
COMMUNICATION SERVICES (0.9%)
Telefonica S.A.	28,540	138,356

CONSUMER DISCRETIONARY (0.2%)
Industria de Diseno Textil S.A.	1,141	24,887

FINANCIALS (0.3%)
Banco Bilbao Vizcaya Argentaria S.A.	7,628	43,569

UTILITIES (0.9%)
Red Electrica Corp. S.A.	6,523	133,966

TOTAL SPAIN		340,778

SWEDEN (2.0%)
CONSUMER DISCRETIONARY (0.5%)
H & M Hennes & Mauritz AB Cl B	6,013	80,807

ENERGY (0.9%)
Lundin Energy AB	3,034	127,455

FINANCIALS (0.2%)
Svenska Handelsbanken AB Cl A	3,625	33,361

INDUSTRIALS (0.4%)
Securitas AB Cl B	5,442	61,444

TOTAL SWEDEN		303,067

SWITZERLAND (9.6%)
CONSUMER DISCRETIONARY (1.4%)
Cie Financiere Richemont S.A.	841	106,618
Swatch Group AG	371	105,205

		211,823

CONSUMER STAPLES (1.5%)
Nestle S.A.	1,675	217,817

FINANCIALS (1.5%)
Partners Group Hldg. AG	51	63,159
UBS Group AG	8,468	165,503

		228,662

HEALTH CARE (5.2%)
Novartis AG	3,225	283,174
Roche Hldg. AG	823	325,682
Sonova Hldg. AG	383	160,020

		768,876

TOTAL SWITZERLAND		1,427,178

UNITED KINGDOM (11.5%)
COMMUNICATION SERVICES (1.5%)
Vodafone Group PLC	91,400	149,888
WPP PLC	6,054	79,241

		229,129

CONSUMER DISCRETIONARY (1.4%)
Barratt Developments PLC	3,798	25,858
Kingfisher PLC	24,324	81,191
Persimmon PLC	2,978	83,514

		190,563

CONSUMER STAPLES (2.7%)
British American Tobacco PLC	4,741	199,124

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Imperial Brands PLC	5,647	118,962
J Sainsbury PLC	27,691	91,658

		409,744

FINANCIALS (3.0%)
3i Group PLC	4,322	78,158
Barclays PLC	52,921	102,594
Direct Line Insurance Group PLC	18,129	65,330
Lloyds Banking Group PLC	210,083	127,943
NatWest Group PLC	27,144	76,670

		450,695

HEALTH CARE (0.8%)
GlaxoSmithKline PLC	5,488	118,752

INDUSTRIALS (1.0%)
BAE Systems PLC	16,109	151,298

MATERIALS (1.1%)
Anglo American PLC	3,190	165,773

TOTAL UNITED KINGDOM		1,715,954

UNITED STATES (9.1%)
FINANCIALS (9.1%)
iShares Core MSCI Emerging Markets ETF	10,876	604,162
iShares MSCI Emerging Markets ex China ETF	2,577	149,930
Vanguard FTSE Emerging Markets ETF	13,370	616,758

		1,370,850

TOTAL COMMON STOCKS (Cost: $14,892,832) 95.5%		14,280,853

	Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (3.9%)
BBVA, Madrid Time Deposit	0.15	04/01/22	USD	574,893	574,893
BNP Paribas, Paris Time Deposit	(0.30)	04/01/22	SEK	15,399	1,639
Societe General, Paris Time Deposit	(0.19)	04/01/22	AUD	4,372	3,273
Sumitomo Mitsui Trust Bank, London Time Deposit	(0.38)	04/01/22	JPY	522,634	4,293

					584,098

TOTAL TEMPORARY CASH INVESTMENT (Cost: $584,098) 3.9%					584,098

TOTAL INVESTMENTS (Cost: $15,476,930) 99.4%					14,864,951

OTHER NET ASSETS 0.6%					95,675

NET ASSETS 100.0%					$14,960,626

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (44.5%)
U.S. Treasury Note	AA+	0.38	09/30/27	450,000	401,748
U.S. Treasury Note	AA+	0.50	04/30/27	700,000	634,922
U.S. Treasury Note	AA+	0.50	10/31/27	450,000	403,981
U.S. Treasury Note	AA+	0.63	11/30/27	500,000	451,406
U.S. Treasury Note	AA+	0.63	08/15/30	200,000	173,719
U.S. Treasury Note	AA+	0.75	05/31/26	150,000	139,512
U.S. Treasury Note	AA+	0.88	06/30/26	100,000	93,398
U.S. Treasury Note	AA+	1.13	02/15/31	550,000	496,611
U.S. Treasury Note	AA+	1.50	08/15/26	625,000	598,950
U.S. Treasury Note	AA+	1.50	11/30/28	1,300,000	1,224,539
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	796,028
U.S. Treasury Note	AA+	1.63	09/30/26	380,000	365,884
U.S. Treasury Note	AA+	1.75	01/31/29	200,000	191,500
U.S. Treasury Note	AA+	2.00	05/31/24	685,000	679,220
U.S. Treasury Note	AA+	2.00	06/30/24	685,000	678,712
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	516,974
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	548,410
U.S. Treasury Note	AA+	2.50	01/31/24	200,000	200,672
U.S. Treasury Note	AA+	2.50	02/28/26	450,000	449,367

					9,045,553

U.S. GOVERNMENT AGENCIES (27.7%)
NON-MORTGAGE-BACKED OBLIGATIONS (27.7%)
FHLB	AA+	0.50	04/14/25	840,000	791,824
FHLMC	AA+	0.25	06/26/23	1,500,000	1,468,314
FHLMC	AA+	1.50	02/12/25	400,000	388,826
FNMA	AA+	0.50	06/17/25	1,500,000	1,405,814
FNMA	AA+	0.50	11/07/25	100,000	93,098
FNMA	AA+	0.63	04/22/25	400,000	377,744
FNMA	AA+	0.83	02/10/27	1,200,000	1,098,809

					5,624,429

CORPORATE DEBT (26.5%)
COMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB	2.75	06/01/31	50,000	46,884
Comcast Corp.	A-	2.35	01/15/27	100,000	97,236

					144,120

CONSUMER DISCRETIONARY (3.8%)
Amazon.com, Inc.	AA	1.20	06/03/27	40,000	36,898
AutoZone, Inc.	BBB	3.25	04/15/25	55,000	54,924
Best Buy Co., Inc.	BBB+	1.95	10/01/30	100,000	87,544
Booking Hldgs., Inc.	A-	3.65	03/15/25	40,000	40,677
Brunswick Corp.	BBB-	0.85	08/18/24	100,000	94,532
Dollar General Corp.	BBB	3.25	04/15/23	30,000	30,216
Genuine Parts Co.	BBB	1.75	02/01/25	75,000	71,614
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	56,224
Kohl’s Corp.	BBB-	3.25	02/01/23	20,000	19,879
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	35,937
Marriott International, Inc.	BBB-	3.13	02/15/23	55,000	55,316
NVR, Inc.	BBB+	3.95	09/15/22	55,000	55,225
Tapestry, Inc.	BBB-	3.00	07/15/22	70,000	70,064
Travel + Leisure Co.	BB-	5.65	04/01/24	70,000	72,501

					781,551

CONSUMER STAPLES (1.3%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	100,000	99,492
Kellogg Co.	BBB	2.65	12/01/23	55,000	55,013
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	80,638
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	25,000	25,028

					260,171

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

ENERGY (0.7%)
Devon Energy Corp.	BBB-	5.25	09/15/24	100,000	104,503
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	35,000	36,349

					140,852

FINANCIALS (7.9%)
Aflac, Inc.	A-	1.13	03/15/26	45,000	41,861
Alleghany Corp.	BBB+	4.95	06/27/22	55,000	55,483
Allstate Corp.	A-	0.75	12/15/25	100,000	92,036
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	56,238
Bank of America Corp.	A-	3.37	01/23/26	80,000	80,040
Block Financial LLC	BBB	5.50	11/01/22	70,000	70,207
FactSet Research Systems, Inc.	Baa3	2.90	03/01/27	60,000	58,304
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	20,000	20,499
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	71,538
FS KKR Capital Corp.	NR	4.75	05/15/22	75,000	75,158
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	65,000	62,148
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	70,622
JPMorgan Chase & Co.	A-	1.47	09/22/27	60,000	55,294
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	40,000	40,858
Legg Mason, Inc.	A	3.95	07/15/24	55,000	56,137
Lincoln National Corp.	A-	4.00	09/01/23	55,000	55,687
Mercury General Corp.	Baa2	4.40	03/15/27	50,000	51,299
Morgan Stanley	BBB+	3.13	01/23/23	70,000	70,678
Progressive Corp.	A	2.50	03/15/27	50,000	48,941
Prospect Capital Corp.	BBB-	4.95	07/15/22	70,000	70,525
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	56,041
Signet UK Finance PLC	BB-	4.70	06/15/24	55,000	54,488
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	56,106
Synchrony Financial	BBB-	3.70	08/04/26	40,000	39,765
Unum Group	BBB	4.00	03/15/24	95,000	96,345
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	55,277
Wells Fargo & Co.	BBB+	3.53	03/24/28	35,000	34,930

					1,596,505

HEALTH CARE (3.0%)
AbbVie, Inc.	BBB+	4.25	11/14/28	100,000	105,352
Aetna, Inc.	BBB	2.80	06/15/23	70,000	70,259
Anthem, Inc.	A	2.88	09/15/29	70,000	67,641
Anthem, Inc.	A	3.13	05/15/22	55,000	55,082
Baxter International, Inc.†	BBB	1.92	02/01/27	100,000	93,448
CVS Health Corp.	BBB	3.38	08/12/24	15,000	15,172
CVS Health Corp.	BBB	3.88	07/20/25	40,000	40,805
Humana, Inc.	BBB+	3.85	10/01/24	70,000	71,110
Thermo Fisher Scientific, Inc.	BBB+	1.75	10/15/28	100,000	91,359

					610,228

INDUSTRIALS (2.4%)
Boeing Co.	BBB-	4.88	05/01/25	70,000	72,217
Deere & Co.	A	2.75	04/15/25	35,000	34,782
General Dynamics Corp.	A-	3.25	04/01/25	35,000	35,376
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	55,000	55,208
Lennox International, Inc.	BBB	1.70	08/01/27	100,000	91,812
Stanley Black & Decker, Inc.	A	2.30	02/24/25	100,000	98,151
Verisk Analytics, Inc.	BBB	4.00	06/15/25	45,000	45,928
Verisk Analytics, Inc.	BBB	4.13	09/12/22	55,000	55,530

					489,004

INFORMATION TECHNOLOGY (2.7%)
Apple, Inc.	AA+	2.05	09/11/26	100,000	97,064

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Applied Materials, Inc.	A	3.90	10/01/25	100,000	102,752
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	25,224
Intel Corp.	A+	3.40	03/25/25	75,000	76,139
Jabil, Inc.	BBB-	4.70	09/15/22	55,000	55,614
PayPal Hldgs., Inc.	A-	2.65	10/01/26	95,000	93,479
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	100,000	92,663

					542,935

MATERIALS (1.4%)
Ecolab, Inc.	A-	1.65	02/01/27	60,000	56,336
International Flavors & Fragrances, Inc.†	BBB	1.23	10/01/25	80,000	74,058
Packaging Corp. of America	BBB	3.65	09/15/24	100,000	101,284
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	55,356

					287,034

REAL ESTATE (1.7%)
Boston Properties LP	BBB+	3.25	01/30/31	100,000	96,713
Crown Castle International Corp.	BBB-	3.15	07/15/23	70,000	70,473
Duke Realty LP	BBB+	1.75	07/01/30	40,000	34,982
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	40,000	40,326
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	50,769
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	20,329
Service Properties Trust	B+	5.00	08/15/22	35,000	34,825

					348,417

UTILITIES (0.9%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	65,000	63,874
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	50,000	50,581
Southern Co.	BBB	3.25	07/01/26	70,000	70,007

					184,462

TOTAL CORPORATE DEBT					5,385,279

TOTAL LONG-TERM DEBT SECURITIES (Cost: $21,025,137) 98.7%					20,055,261

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				1,392	9,925
Superior Energy Svcs., Inc.*				928	23,381	††
Valaris Ltd.*				245	12,733

					46,039

TOTAL COMMON STOCKS (Cost: $134,334) 0.2%					46,039

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
JP Morgan Chase, New York Time Deposit		0.15	04/01/22	150,196	150,196

TOTAL TEMPORARY CASH INVESTMENT (Cost: $150,196) 0.7%					150,196

TOTAL INVESTMENTS (Cost: $21,309,667) 99.6%					20,251,496

OTHER NET ASSETS 0.4%					71,329

NET ASSETS 100.0%					$20,322,825

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (46.5%)
U.S. Treasury Bond	AA+	1.13	05/15/40	1,425,000	1,122,856
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	862,340
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	204,385
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	575,217
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	217,637
U.S. Treasury Bond	AA+	2.88	05/15/49	605,000	650,611
U.S. Treasury Note	AA+	0.50	11/30/23	375,000	364,497
U.S. Treasury Note	AA+	0.50	04/30/27	2,000,000	1,814,063
U.S. Treasury Note	AA+	0.63	03/31/27	350,000	319,963
U.S. Treasury Note	AA+	0.63	05/15/30	675,000	588,542
U.S. Treasury Note	AA+	1.13	08/31/28	150,000	138,199
U.S. Treasury Note	AA+	1.25	05/31/28	1,025,000	954,251
U.S. Treasury Note	AA+	1.25	06/30/28	550,000	511,629
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	328,125
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	990,995
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,538,235
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,052,728
U.S. Treasury Note	AA+	2.38	05/15/27	1,105,000	1,100,252
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	1,057,573
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	854,472
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	88,503
U.S. Treasury Strip	AA+	0.00	08/15/26	420,000	377,066
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	359,316
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	350,495
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	158,133
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	150,075
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	141,578

					16,871,736

U.S. GOVERNMENT AGENCIES (29.8%)
MORTGAGE-BACKED OBLIGATIONS (29.8%)
FHLMC	AA+	2.00	11/01/50	85,459	79,572
FHLMC	AA+	2.00	02/01/51	180,343	167,940
FHLMC	AA+	2.50	12/01/27	15,625	15,475
FHLMC	AA+	2.50	06/01/35	27,904	27,620
FHLMC	AA+	2.50	10/01/49	69,051	66,298
FHLMC	AA+	2.50	11/01/50	267,406	256,007
FHLMC	AA+	2.50	04/01/51	191,087	182,647
FHLMC	AA+	2.50	10/01/51	121,990	116,548
FHLMC	AA+	3.00	02/01/32	33,814	34,168
FHLMC	AA+	3.00	11/01/42	7,518	7,300
FHLMC	AA+	3.00	03/01/43	21,403	21,368
FHLMC	AA+	3.00	04/01/43	19,472	19,445
FHLMC	AA+	3.00	04/01/43	128,165	127,678
FHLMC	AA+	3.00	04/01/43	123,926	123,811
FHLMC	AA+	3.00	09/15/43	8,525	8,432
FHLMC	AA+	3.00	04/15/45	5,659	5,685
FHLMC	AA+	3.00	09/01/46	48,433	48,129
FHLMC	AA+	3.00	09/01/46	29,942	29,471
FHLMC	AA+	3.00	11/01/46	10,121	9,829
FHLMC	AA+	3.00	05/01/49	57,203	56,181
FHLMC	AA+	3.00	11/01/49	44,584	43,937
FHLMC	AA+	3.00	11/01/49	52,775	52,187
FHLMC	AA+	3.50	02/01/35	39,199	39,687
FHLMC	AA+	3.50	02/01/36	22,150	22,428
FHLMC	AA+	3.50	11/01/39	46,930	47,425

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FHLMC	AA+	3.50	01/01/41	35,516	36,224
FHLMC	AA+	3.50	06/01/43	20,141	20,509
FHLMC	AA+	3.50	01/01/44	128,799	131,356
FHLMC	AA+	3.50	11/01/45	35,400	35,831
FHLMC	AA+	3.50	08/01/47	78,373	79,554
FHLMC	AA+	3.50	12/01/47	26,901	27,228
FHLMC	AA+	3.50	03/01/52	499,770	501,534
FHLMC	AA+	4.00	02/01/25	19,316	19,853
FHLMC	AA+	4.00	05/01/25	15,897	16,343
FHLMC	AA+	4.00	01/01/38	27,205	28,738
FHLMC	AA+	4.00	01/15/40	100,000	99,524
FHLMC	AA+	4.00	10/01/44	32,114	33,509
FHLMC	AA+	4.00	05/01/47	14,492	14,920
FHLMC	AA+	4.00	04/01/52	250,000	256,600
FHLMC	AA+	4.50	08/15/35	16,839	17,474
FHLMC	AA+	4.50	05/01/48	11,258	11,797
FHLMC	AA+	4.50	05/01/48	22,743	23,817
FHLMC	AA+	5.00	02/01/26	15,158	15,939
FHLMC ARM	AA+	1.93	10/01/51	670,518	637,661
FHLMC Strip	AA+	3.00	01/15/43	29,127	28,534
FHLMC Strip	AA+	3.50	10/15/47	14,389	14,425
FNMA	AA+	1.83	09/01/51	489,739	464,956
FNMA	AA+	2.00	11/01/35	178,210	173,295
FNMA	AA+	2.00	07/01/36	481,425	468,362
FNMA	AA+	2.00	10/01/50	89,400	83,279
FNMA	AA+	2.00	10/01/50	199,254	185,604
FNMA	AA+	2.50	02/01/33	21,174	20,300
FNMA	AA+	2.50	05/01/35	28,078	27,792
FNMA	AA+	2.50	10/01/35	118,560	118,261
FNMA	AA+	2.50	05/01/46	94,651	91,000
FNMA	AA+	2.50	10/01/50	83,062	79,413
FNMA	AA+	2.50	01/01/51	606,965	581,196
FNMA	AA+	2.50	04/01/51	179,210	171,227
FNMA	AA+	2.50	04/01/51	188,798	180,578
FNMA	AA+	2.50	08/01/51	275,461	263,174
FNMA	AA+	2.50	08/01/51	296,235	284,057
FNMA	AA+	2.50	12/01/51	696,390	665,328
FNMA	AA+	2.68	12/01/26	75,000	74,875
FNMA	AA+	3.00	09/01/33	24,605	24,582
FNMA	AA+	3.00	03/01/36	20,463	20,419
FNMA	AA+	3.00	04/25/42	14,665	14,716
FNMA	AA+	3.00	12/01/42	6,114	5,937
FNMA	AA+	3.00	02/01/45	18,701	18,591
FNMA	AA+	3.00	03/01/45	3,431	3,333
FNMA	AA+	3.00	01/01/47	12,241	11,901
FNMA	AA+	3.00	12/01/47	9,099	8,944
FNMA	AA+	3.00	03/01/50	100,034	98,344
FNMA	AA+	3.00	09/01/50	298,862	293,786
FNMA	AA+	3.00	01/01/52	299,044	292,849
FNMA	AA+	3.50	07/01/34	27,196	28,095
FNMA	AA+	3.50	10/01/34	24,759	24,826
FNMA	AA+	3.50	01/01/43	10,807	11,035
FNMA	AA+	3.50	08/01/43	19,628	20,256
FNMA	AA+	3.50	08/01/43	42,454	43,348
FNMA	AA+	3.50	08/01/44	29,021	28,818
FNMA	AA+	3.50	04/01/45	68,269	69,039
FNMA	AA+	3.50	05/01/45	45,612	46,588
FNMA	AA+	3.50	10/01/45	58,898	59,610

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FNMA	AA+	3.50	02/01/46	17,309	17,562
FNMA	AA+	3.50	02/01/46	44,058	44,880
FNMA	AA+	3.50	09/01/47	68,401	69,659
FNMA	AA+	3.50	11/01/47	121,805	123,435
FNMA	AA+	3.50	04/01/48	7,512	7,518
FNMA	AA+	3.50	02/01/50	27,130	27,386
FNMA	AA+	4.00	07/25/26	4,350	4,354
FNMA	AA+	4.00	01/01/31	38,457	39,562
FNMA	AA+	4.00	10/01/36	12,616	13,128
FNMA	AA+	4.00	05/01/43	65,857	68,851
FNMA	AA+	4.00	01/01/44	94,416	98,765
FNMA	AA+	4.00	11/01/45	17,984	18,680
FNMA	AA+	4.00	02/01/47	24,999	25,937
FNMA	AA+	4.00	04/01/49	171,459	175,300
FNMA	AA+	4.00	03/01/50	94,993	97,325
FNMA	AA+	4.00	07/01/56	20,632	21,460
FNMA	AA+	4.50	05/01/30	93,972	97,417
FNMA	AA+	4.50	12/01/39	44,972	47,769
FNMA	AA+	4.50	07/01/40	69,164	70,457
FNMA	AA+	4.50	07/01/42	87,216	92,723
FNMA	AA+	4.50	04/01/44	18,826	19,823
FNMA	AA+	4.50	11/01/47	29,136	30,483
FNMA	AA+	4.50	11/01/47	23,444	24,734
FNMA	AA+	4.50	11/01/47	21,807	23,146
FNMA	AA+	4.50	02/01/49	16,333	17,006
FNMA	AA+	5.00	10/01/25	27,502	28,921
FNMA	AA+	5.00	08/01/37	47,183	50,988
FNMA	AA+	5.50	09/01/25	24,924	26,470
FNMA	AA+	5.50	05/01/38	50,691	55,472
FNMA	AA+	6.00	03/01/36	10,393	11,130
FNMA	AA+	6.00	04/01/37	10,453	11,058
FNMA	AA+	6.00	12/01/37	19,263	21,315
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	30,862	29,640
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	18,282	18,132
GNMA(3)	AA+	3.00	07/16/36	34,911	33,988
GNMA(3)	AA+	3.00	01/15/46	54,169	54,421
GNMA(3)	AA+	3.00	03/15/46	70,807	71,137
GNMA(3)	AA+	3.00	07/15/46	85,757	86,157
GNMA(3)	AA+	3.00	02/20/47	23,508	23,271
GNMA(3)	AA+	3.50	02/20/42	10,282	10,280
GNMA(3)	AA+	3.50	07/15/42	23,281	23,976
GNMA(3)	AA+	3.50	03/20/45	24,602	24,875
GNMA(3)	AA+	3.50	05/20/45	30,665	31,168
GNMA(3)	AA+	4.00	04/15/24	32,664	33,629
GNMA(3)	AA+	4.00	01/20/41	18,615	19,220
GNMA(3)	AA+	4.00	08/15/41	14,237	15,073
GNMA(3)	AA+	4.00	12/15/41	23,856	25,178
GNMA(3)	AA+	4.00	08/20/42	9,173	9,550
GNMA(3)	AA+	4.50	10/15/40	34,283	37,487
GNMA(3)	AA+	5.00	06/20/39	13,535	14,320
GNMA(3)	AA+	5.50	01/15/36	57,299	61,261

					10,823,829

CORPORATE DEBT (22.5%)
COMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB	2.75	06/01/31	85,000	79,702
Comcast Corp.	A-	3.40	04/01/30	160,000	162,088

					241,790

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

CONSUMER DISCRETIONARY (3.9%)
Amazon.com, Inc.	AA	1.20	06/03/27	80,000	73,797
Amazon.com, Inc.	AA	5.20	12/03/25	105,000	113,150
AutoZone, Inc.	BBB	3.25	04/15/25	115,000	114,842
AutoZone, Inc.	BBB	3.75	04/18/29	35,000	35,110
Best Buy Co., Inc.	BBB+	1.95	10/01/30	150,000	131,316
Brinker International, Inc.	B	3.88	05/15/23	85,000	85,212
Brunswick Corp.	BBB-	2.40	08/18/31	160,000	135,505
Dick’s Sporting Goods, Inc.	BBB	3.15	01/15/32	85,000	77,922
Dollar General Corp.	BBB	3.25	04/15/23	85,000	85,612
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	107,337
Kohl’s Corp.	BBB-	3.25	02/01/23	40,000	39,757
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	30,803
Marriott International, Inc.	BBB-	3.13	02/15/23	65,000	65,374
Mattel, Inc.	BB-	3.15	03/15/23	40,000	39,952
NVR, Inc.	BBB+	3.95	09/15/22	85,000	85,348
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	70,000	70,213
Travel + Leisure Co.	BB-	3.90	03/01/23	85,000	85,212
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	40,467

					1,416,929

CONSUMER STAPLES (0.8%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	60,000	55,196
Hormel Foods Corp.	A	1.80	06/11/30	60,000	53,771
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	40,950
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	65,000	65,072
Sysco Corp.	BBB	3.75	10/01/25	75,000	76,130

					291,119

ENERGY (0.6%)
Devon Energy Corp.	BBB-	5.85	12/15/25	50,000	54,113
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	107,161
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	60,000	62,312

					223,586

FINANCIALS (5.8%)
Aflac, Inc.	A-	1.13	03/15/26	85,000	79,071
Alleghany Corp.	BBB+	4.95	06/27/22	40,000	40,351
Allstate Corp.	A-	0.75	12/15/25	175,000	161,063
American Express Co.	BBB	3.63	12/05/24	105,000	107,025
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	106,693
Bank of America Corp.	A-	3.37	01/23/26	60,000	60,030
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	106,994
Block Financial LLC	BBB	5.25	10/01/25	65,000	67,851
Block Financial LLC	BBB	5.50	11/01/22	45,000	45,133
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	106,379
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	75,000	76,870
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	107,307
JPMorgan Chase & Co.	A-	1.47	09/22/27	75,000	69,117
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	105,000	107,253
Kemper Corp.	BBB	3.80	02/23/32	85,000	81,893
Kemper Corp.	BBB	4.35	02/15/25	40,000	40,838
Lincoln National Corp.	A-	4.00	09/01/23	85,000	86,062
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	105,862
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	20,469
Signet UK Finance PLC	BB-	4.70	06/15/24	105,000	104,021
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	30,603
Synchrony Financial	BBB-	3.70	08/04/26	55,000	54,677
Unum Group	BBB	4.00	03/15/24	155,000	157,195
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	105,528
Wells Fargo & Co.	BBB+	3.53	03/24/28	60,000	59,880
Wells Fargo & Co.	BBB	4.13	08/15/23	20,000	20,446

					2,108,611

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

HEALTH CARE (3.0%)
AbbVie, Inc.	BBB+	4.25	11/14/28	160,000	168,563
Anthem, Inc.	A	2.88	09/15/29	135,000	130,451
Anthem, Inc.	A	3.30	01/15/23	75,000	75,557
Baxter International, Inc.†	BBB	2.54	02/01/32	55,000	50,223
Biogen, Inc.	BBB+	4.05	09/15/25	50,000	51,282
CVS Health Corp.	BBB	3.75	04/01/30	175,000	178,061
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	40,424
Humana, Inc.	BBB+	3.85	10/01/24	65,000	66,031
Merck & Co., Inc.	A+	2.15	12/10/31	130,000	120,241
Owens & Minor, Inc.	BB-	4.38	12/15/24	60,000	60,911
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	15,146
Thermo Fisher Scientific, Inc.	BBB+	2.00	10/15/31	160,000	143,632

					1,100,522

INDUSTRIALS (1.5%)
Boeing Co.	BBB-	4.88	05/01/25	90,000	92,850
Deere & Co.	A	2.75	04/15/25	125,000	124,222
General Dynamics Corp.	A-	3.25	04/01/25	65,000	65,697
Hexcel Corp.	BB+	4.95	08/15/25	80,000	81,099
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	178,609

					542,477

INFORMATION TECHNOLOGY (2.9%)
Apple, Inc.	AA+	2.05	09/11/26	140,000	135,890
Applied Materials, Inc.	A	3.90	10/01/25	205,000	210,642
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	20,299
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	25,352
Avnet, Inc.	BBB-	4.88	12/01/22	5,000	5,096
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	85,762
Intel Corp.	A+	3.40	03/25/25	100,000	101,519
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	107,893
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	20,312
PayPal Hldgs., Inc.	A-	2.65	10/01/26	175,000	172,197
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	175,000	162,159

					1,047,121

MATERIALS (1.6%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	85,000	82,353
Eagle Materials, Inc.	BBB	2.50	07/01/31	163,000	144,780
Ecolab, Inc.	A-	2.13	02/01/32	160,000	146,322
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	108,186
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	85,551
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	20,046

					587,238

REAL ESTATE (1.3%)
Boston Properties LP	BBB+	3.25	01/30/31	150,000	145,069
Duke Realty LP	BBB+	1.75	07/01/30	70,000	61,219
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	80,308
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	85,692
Service Properties Trust	B+	5.00	08/15/22	95,000	94,525

					466,813

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	41,610
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	95,000	96,105

					137,715

TOTAL CORPORATE DEBT					8,163,921

TOTAL LONG-TERM DEBT SECURITIES (Cost: $38,230,875) 98.8%					35,859,486

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

			Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*			2,262	16,128
Superior Energy Svcs., Inc.*			1,470	37,037	††
Valaris Ltd.*			380	19,749

				72,914

TOTAL COMMON STOCKS (Cost: $212,509) 0.2%				72,914

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
JP Morgan Chase, New York Time Deposit	0.15	04/01/22	426,841	426,841

TOTAL TEMPORARY CASH INVESTMENT (Cost: $426,841) 1.2%				426,841

TOTAL INVESTMENTS (Cost: $38,870,225) 100.2%				36,359,241

OTHER NET ASSETS -0.2%				(83,971)

NET ASSETS 100.0%				$36,275,270

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (25.9%)	179,850	2,559,264
Equity Index Portfolio (28.5%)	41,126	2,824,508
International Portfolio (5.7%)	54,765	559,155
Mid-Cap Equity Index Portfolio (6.0%)	20,046	596,783
Mid-Term Bond Portfolio (33.9%)	324,899	3,352,959

TOTAL INVESTMENTS (Cost: $9,526,087) 100.0%		9,892,669

OTHER NET ASSETS 0.0% (2)		4,759

NET ASSETS 100.0%		$9,897,428

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (20.9%)	324,438	4,616,748
Equity Index Portfolio (38.7%)	124,613	8,558,392
International Portfolio (10.1%)	219,879	2,244,960
Mid-Cap Equity Index Portfolio (15.9%)	117,763	3,505,819
Mid-Term Bond Portfolio (14.4%)	308,112	3,179,720

TOTAL INVESTMENTS (Cost: $19,823,846) 100.0%		22,105,639

OTHER NET ASSETS 0.0% (2)		1,330

NET ASSETS 100.0%		$22,106,969

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (15.3%)	51,660	735,117
Equity Index Portfolio (38.7%)	27,139	1,863,883
International Portfolio (14.1%)	66,554	679,521
Mid-Cap Equity Index Portfolio (20.7%)	33,502	997,355
Small Cap Growth Portfolio (5.6%)	13,503	271,281
Small Cap Value Portfolio (5.5%)	14,102	262,021

TOTAL INVESTMENTS (Cost: $4,075,175) 99.9%		4,809,178

OTHER NET ASSETS 0.1%		6,775

NET ASSETS 100.0%		$4,815,953

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (33.5%)	124,914	1,777,525
Equity Index Portfolio (22.1%)	17,089	1,173,651
Mid-Cap Equity Index Portfolio (6.2%)	11,151	331,963
Mid-Term Bond Portfolio (26.1%)	134,046	1,383,356
Money Market Portfolio (12.0%)	51,734	636,851

TOTAL INVESTMENTS (Cost: $5,282,303) 99.9%		5,303,346

OTHER NET ASSETS 0.1%		5,917

NET ASSETS 100.0%		$5,309,263

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (32.6%)	141,691	2,016,262
Equity Index Portfolio (24.2%)	21,744	1,493,346
International Portfolio (5.6%)	33,936	346,488
Mid-Cap Equity Index Portfolio (6.0%)	12,540	373,321
Mid-Term Bond Portfolio (23.2%)	138,985	1,434,327
Money Market Portfolio (8.3%)	41,792	514,459

TOTAL INVESTMENTS (Cost: $5,863,529) 99.9%		6,178,203

OTHER NET ASSETS 0.1%		5,868

NET ASSETS 100.0%		$6,184,071

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (30.8%)	349,784	4,977,431
Equity Index Portfolio (25.7%)	60,429	4,150,248
International Portfolio (8.7%)	137,521	1,404,090
Mid-Cap Equity Index Portfolio (8.8%)	47,691	1,419,762
Mid-Term Bond Portfolio (19.5%)	305,682	3,154,641
Money Market Portfolio (3.8%)	49,282	606,664
Small Cap Growth Portfolio (1.2%)	9,849	197,870
Small Cap Value Portfolio (1.5%)	13,299	247,095

TOTAL INVESTMENTS (Cost: $15,014,364) 100.0%		16,157,801

OTHER NET ASSETS 0.0% (2)		2,327

NET ASSETS 100.0%		$16,160,128

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.1%)	451,514	6,425,041
Equity Index Portfolio (29.9%)	107,180	7,361,093
International Portfolio (10.3%)	249,583	2,548,245
Mid-Cap Equity Index Portfolio (12.7%)	105,407	3,137,958
Mid-Term Bond Portfolio (14.9%)	355,711	3,670,938
Money Market Portfolio (1.1%)	22,999	283,116
Small Cap Growth Portfolio (2.2%)	26,934	541,105
Small Cap Value Portfolio (2.8%)	36,554	679,183

TOTAL INVESTMENTS (Cost: $22,261,897) 100.0%		24,646,679

OTHER NET ASSETS 0.0% (2)		3,626

NET ASSETS 100.0%		$24,650,305

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.6%)	217,512	3,095,198
Equity Index Portfolio (35.9%)	82,538	5,668,686
International Portfolio (12.7%)	196,879	2,010,130
Mid-Cap Equity Index Portfolio (16.0%)	85,136	2,534,489
Mid-Term Bond Portfolio (7.3%)	111,404	1,149,686
Money Market Portfolio (1.4%)	17,500	215,431
Small Cap Equity Index Portfolio (0.5%)	6,402	71,188
Small Cap Growth Portfolio (2.9%)	23,002	462,106
Small Cap Value Portfolio (3.7%)	31,162	578,988

TOTAL INVESTMENTS (Cost: $14,010,804) 100.0%		15,785,902

OTHER NET ASSETS 0.0% (2)		5,487

NET ASSETS 100.0%		$15,791,389

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (20.7%)	125,029	1,779,160
Equity Index Portfolio (39.2%)	49,134	3,374,518
International Portfolio (14.9%)	125,640	1,282,787
Mid-Cap Equity Index Portfolio (17.3%)	50,119	1,492,041
Small Cap Equity Index Portfolio (1.1%)	8,858	98,506
Small Cap Growth Portfolio (3.2%)	13,838	278,007
Small Cap Value Portfolio (3.5%)	16,206	301,114

TOTAL INVESTMENTS (Cost: $7,566,153) 99.9%		8,606,133

OTHER NET ASSETS 0.1%		5,620

NET ASSETS 100.0%		$8,611,753

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (12.4%)	64,134	912,633
Equity Index Portfolio (43.5%)	46,651	3,203,993
International Portfolio (17.4%)	125,611	1,282,492
Mid-Cap Equity Index Portfolio (17.9%)	44,154	1,314,464
Small Cap Equity Index Portfolio (2.2%)	14,681	163,257
Small Cap Growth Portfolio (3.2%)	11,709	235,232
Small Cap Value Portfolio (3.3%)	13,189	245,055

TOTAL INVESTMENTS (Cost: $6,543,536) 99.9%		7,357,126

OTHER NET ASSETS 0.1%		5,936

NET ASSETS 100.0%		$7,363,062

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (10.4%)	29,774	423,685
Equity Index Portfolio (43.9%)	26,161	1,796,714
International Portfolio (17.9%)	71,884	733,933
Mid-Cap Equity Index Portfolio (17.3%)	23,745	706,880
Small Cap Equity Index Portfolio (1.6%)	5,832	64,850
Small Cap Growth Portfolio (4.2%)	8,655	173,888
Small Cap Value Portfolio (4.5%)	9,971	185,269

TOTAL INVESTMENTS (Cost: $3,492,681) 99.8%		4,085,219

OTHER NET ASSETS 0.2%		7,041

NET ASSETS 100.0%		$4,092,260

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.8%)	25,488	362,694
Equity Index Portfolio (42.6%)	25,618	1,759,423
International Portfolio (18.8%)	75,757	773,480
Mid-Cap Equity Index Portfolio (18.2%)	25,288	752,819
Small Cap Equity Index Portfolio (2.6%)	9,545	106,138
Small Cap Growth Portfolio (4.2%)	8,676	174,303
Small Cap Value Portfolio (4.6%)	10,293	191,248

TOTAL INVESTMENTS (Cost: $3,583,410) 99.8%		4,120,105

OTHER NET ASSETS 0.2%		7,025

NET ASSETS 100.0%		$4,127,130

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.1%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (7.9%)	5,198	73,974
Equity Index Portfolio (41.6%)	5,689	390,719
International Portfolio (18.5%)	16,989	173,453
Mid-Cap Equity Index Portfolio (19.0%)	6,008	178,851
Small Cap Equity Index Portfolio (1.8%)	1,503	16,711
Small Cap Growth Portfolio (4.8%)	2,270	45,598
Small Cap Value Portfolio (5.5%)	2,764	51,362

TOTAL INVESTMENTS (Cost: $834,867) 99.1%		930,668

OTHER NET ASSETS 0.9%		8,155

NET ASSETS 100.0%		$938,823

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.2%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (6.7%)	3,890	55,353
Equity Index Portfolio (40.0%)	4,784	328,547
International Portfolio (19.8%)	15,892	162,261
Mid-Cap Equity Index Portfolio (19.9%)	5,482	163,212
Small Cap Equity Index Portfolio (2.6%)	1,891	21,023
Small Cap Growth Portfolio (4.8%)	1,963	39,446
Small Cap Value Portfolio (5.4%)	2,386	44,327

TOTAL INVESTMENTS (Cost: $770,476) 99.2%		814,169

OTHER NET ASSETS 0.8%		6,300

NET ASSETS 100.0%		$820,469

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*Non-income producing security.

**Ratings as per Standard & Poor’s Corporation (unaudited).

†Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
INTERNATIONAL PORTFOLIO	$222,808	1.5%
MID-TERM BOND PORTFOLIO	$188,005	0.9%
BOND PORTFOLIO	$127,093	0.4%

††	Level 3 Security.
(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Portfolios as of March 31, 2022, was as follows:

Portfolio	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX PORTFOLIO	5	E-mini S&P 500 Stock Index	P	June 2022	$1,132,688	$91,750	0.9%
MID-CAP EQUITY INDEX PORTFOLIO	3	E-mini S&P MidCap 400 Stock Index	P	June 2022	$806,760	$45,225	1.4%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of March 31, 2022, management determined that the fair value inputs for all equity securities were considered Level 1, with exception of two securities in the Small Cap Equity Index, Mid-Term Bond and Bond Portfolios (see Note 1 below) which were considered Level 3 and securities listed on foreign exchanges which were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2022. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of March 31, 2022:

Portfolio	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Portfolio
Common Stock - Indexed	$117,208,375	-	-		$117,208,375
Short-Term Debt Securities	-	$199,886	-		$199,886
Warrants	$13,000	-	-		$13,000
Temporary Cash Investment	-	$2,302,166	-		$2,302,166

	$117,221,375	$2,502,052	-		$119,723,427

All America Portfolio
Common Stock - Indexed	$10,486,499	-	-		$10,486,499
Common Stock - Active	$6,503,640	-	-		$6,503,640
Temporary Cash Investment	-	$170,326	-		$170,326

	$16,990,139	$170,326	-		$17,160,465

Small Cap Value Portfolio
Common Stock	$11,254,491	-	-		$11,254,491
Temporary Cash Investment	-	$310,348	-		$310,348

	$11,254,491	$310,348	-		$11,564,839

Small Cap Growth Portfolio
Common Stock	$12,899,753	-	-		$12,899,753
Temporary Cash Investment	-	$289,953	-		$289,953

	$12,899,753	$289,953	-		$13,189,706

Small Cap Equity Index Portfolio
Common Stock - Indexed	$7,880,208	-	$-	(b)	$7,880,208
Warrants	$460	-	-		$460

	$7,880,668	-	-		$7,880,668

Mid Cap Value Portfolio
Common Stock	$4,857,396	-	-		$4,857,396
Temporary Cash Investment	-	$249,364	-		$249,364

	$4,857,396	$249,364	-		$5,106,760

Mid-Cap Equity Index Portfolio
Common Stock - Indexed	$54,644,609	-	-		$54,644,609
Short-Term Debt Securities	-	$199,886	-		$199,886
Temporary Cash Investment	-	$1,039,786	-		$1,039,786

	$54,644,609	$1,239,672	-		$55,884,281

International Portfolio
Common Stock	$14,280,853	-	-		$14,280,853
Temporary Cash Investment	-	$584,098	-		$584,098

	$14,280,853	$584,098	-		$14,864,951

Retirement Income Portfolio
Common Stock	$5,303,346	-	-		$5,303,346

2015 Retirement Portfolio
Common Stock	$6,178,203	-	-		$6,178,203

2020 Retirement Portfolio
Common Stock	$16,157,801	-	-		$16,157,801

2025 Retirement Portfolio
Common Stock	$24,646,679	-	-		$24,646,679

2030 Retirement Portfolio
Common Stock	$15,785,902	-	-		$15,785,902

2035 Retirement Portfolio
Common Stock	$8,606,133	-	-		$8,606,133

2040 Retirement Portfolio
Common Stock	$7,357,126	-	-		$7,357,126

2045 Retirement Portfolio
Common Stock	$4,085,219	-	-		$4,085,219

2050 Retirement Portfolio
Common Stock	$4,120,105	-	-		$4,120,105

2055 Retirement Portfolio
Common Stock	$930,668	-	-		$930,668

2060 Retirement Portfolio
Common Stock	$814,169	-	-		$814,169

Conservative Allocation Portfolio
Common Stock	$9,892,669	-	-		$9,892,669

Moderate Allocation Portfolio
Common Stock	$22,105,639	-	-		$22,105,639

Aggressive Allocation Portfolio
Common Stock	$4,809,178	-	-		$4,809,178

Mid-Term Bond Portfolio
U.S. Government Debt	-	$9,045,553	-		$9,045,553
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$5,624,429	-		$5,624,429
Long-Term Corporate Debt	-	$5,385,279	-		$5,385,279
Common Stock	$22,658	-	$23,381	(b)	$46,039
Temporary Cash Investment	-	$150,196	-		$150,196

	$22,658	$20,205,457	$23,381		$20,251,496

Bond Portfolio
U.S. Government Debt	-	$16,871,736	-		$16,871,736
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$10,823,829	-		$10,823,829
Long-Term Corporate Debt	-	$8,163,921	-		$8,163,921
Common Stock	$35,877	-	$37,037	(b)	$72,914
Temporary Cash Investment	-	$426,841	-		$426,841

	$35,877	$36,286,327	$37,037		$36,359,241
Other Financial Instruments:**
Equity Index Portfolio	$91,750	-	-		$91,750
Mid-Cap Equity Index Portfolio	$45,225	-	-		$45,225

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2022

	Balance December 31, 2021		Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance March 31, 2022(c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2022
Small Cap Equity Index Portfolio - Indexed Common Stock	$-	(d)	-	-	-	-	-	$-	(d)	-
Mid-Term Bond Portfolio - Common Stock	$23,381	(e)	-	-	-	-	-	$23,381	(e)	-
Bond Portfolio - Common Stock	$37,037	(f)	-	-	-	-	-	$37,037	(f)	-

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.
(e)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $23,381 fair value.
(f)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $37,037 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as calculated fair value.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Portfolio and Mid-Cap Equity Index Portfolio each maintain indexed asset funds which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Portfolio’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the portfolios’ use of futures contracts at their fair values as of March 31, 2022 and for the three months ended March 31, 2022:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$91,750	$45,225

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	Equity Index Portfolio	Mid-Cap Equity Index Portfolio

Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(122,050)	$(59,568)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$67,075	$16,583

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2022 (Unaudited)

Investments in affiliated investment companies during the three months ended March 31, 2022 were as follows:

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of March 31, 2022	Dividends	Realized Gain, Distributions
Retirement Income Portfolio
Bond Portfolio	$1,810,747	$90,874	$(400)	$(102,536)	$(21,160)	$1,777,525	$-	$-
Equity Index Portfolio	1,188,613	51,928	3,460	(58,632)	(11,718)	1,173,651	-	-
Mid-Cap Equity Index Portfolio	338,570	12,982	751	(17,410)	(2,930)	331,963	-	-
Mid-Term Bond Portfolio	1,391,130	64,910	(200)	(57,834)	(14,650)	1,383,356	-	-
Money Market Portfolio	606,695	38,946	(179,808)	179,811	(8,793)	636,851	-	-

Total	$5,335,755	$259,640	$(176,197)	$(56,601)	$(59,251)	$5,303,346	$-	$-

2015 Retirement Portfolio
Bond Portfolio	$2,094,731	$63,401	$(298)	$(117,620)	$(23,952)	$2,016,262	$-	$-
Equity Index Portfolio	1,540,143	37,697	4,058	(74,773)	(13,779)	1,493,346	-	-
International Portfolio	357,344	8,568	441	(16,733)	(3,132)	346,488	-	-
Mid-Cap Equity Index Portfolio	385,463	10,281	960	(19,626)	(3,757)	373,321	-	-
Mid-Term Bond Portfolio	1,473,347	34,271	(105)	(60,653)	(12,533)	1,434,327	-	-
Money Market Portfolio	503,588	17,135	(8)	8	(6,264)	514,459	-	-

Total	$6,354,616	$171,353	$5,048	$(289,397)	$(63,417)	$6,178,203	$-	$-

2020 Retirement Portfolio
Bond Portfolio	$5,013,711	$405,620	$(1,847)	$(279,972)	$(160,081)	$4,977,431	$-	$-
Equity Index Portfolio	4,175,866	252,141	29,283	(208,741)	(98,301)	4,150,248	-	-
International Portfolio	1,412,551	87,702	5,238	(67,209)	(34,192)	1,404,090	-	-
Mid-Cap Equity Index Portfolio	1,433,161	87,702	8,740	(75,650)	(34,191)	1,419,762	-	-
Mid-Term Bond Portfolio	3,185,495	164,441	(511)	(130,675)	(64,109)	3,154,641	-	-
Money Market Portfolio	573,220	54,813	(70)	71	(21,370)	606,664	-	-
Small Cap Growth Portfolio	210,452	21,925	2,581	(28,543)	(8,545)	197,870	-	-
Small Cap Value Portfolio	239,372	21,925	1,774	(7,428)	(8,548)	247,095	-	-

Total	$16,243,828	$1,096,269	$45,188	$(798,147)	$(429,337)	$16,157,801	$-	$-

2025 Retirement Portfolio
Bond Portfolio	$6,770,972	$200,797	$(2,553)	$(375,865)	$(168,310)	$6,425,041	$-	$-
Equity Index Portfolio	7,688,074	169,423	38,576	(395,588)	(139,392)	7,361,093	-	-
International Portfolio	2,657,012	62,749	6,984	(126,873)	(51,627)	2,548,245	-	-
Mid-Cap Equity Index Portfolio	3,286,730	75,298	14,660	(176,778)	(61,952)	3,137,958	-	-
Mid-Term Bond Portfolio	3,816,160	62,749	(563)	(155,781)	(51,627)	3,670,938	-	-
Money Market Portfolio	277,555	31,374	(21)	21	(25,813)	283,116	-	-
Small Cap Growth Portfolio	619,016	12,550	2,744	(82,880)	(10,325)	541,105	-	-
Small Cap Value Portfolio	694,855	12,549	2,051	(19,948)	(10,324)	679,183	-	-

Total	$25,810,374	$627,489	$61,878	$(1,333,692)	$(519,370)	$24,646,679	$-	$-

2030 Retirement Portfolio
Bond Portfolio	$3,297,684	$165,177	$(6,910)	$(179,368)	$(181,385)	$3,095,198	$-	$-
Equity Index Portfolio	5,963,849	218,033	65,035	(341,436)	(236,795)	5,668,686	-	-
International Portfolio	2,114,043	79,285	9,712	(106,803)	(86,107)	2,010,130	-	-
Mid-Cap Equity Index Portfolio	2,673,630	99,106	25,980	(156,593)	(107,634)	2,534,489	-	-
Mid-Term Bond Portfolio	1,202,079	33,035	(1,013)	(48,537)	(35,878)	1,149,686	-	-
Money Market Portfolio	218,273	33,035	(29)	30	(35,878)	215,431	-	-
Small Cap Equity Index Portfolio	76,011	6,607	(1,342)	(2,912)	(7,176)	71,188	-	-
Small Cap Growth Portfolio	532,022	13,214	3,677	(72,456)	(14,351)	462,106	-	-
Small Cap Value Portfolio	595,242	13,214	2,945	(18,067)	(14,346)	578,988	-	-

Total	$16,672,833	$660,706	$98,055	$(926,142)	$(719,550)	$15,785,902	$-	$-

2035 Retirement Portfolio
Bond Portfolio	$1,745,931	$178,473	$(577)	$(100,925)	$(43,742)	$1,779,160	$-	$-
Equity Index Portfolio	3,318,186	264,138	17,860	(162,430)	(63,236)	3,374,518	-	-
International Portfolio	1,254,632	107,083	3,907	(57,198)	(25,637)	1,282,787	-	-
Mid-Cap Equity Index Portfolio	1,474,369	114,222	6,594	(75,798)	(27,346)	1,492,041	-	-
Small Cap Equity Index Portfolio	98,601	7,139	391	(5,917)	(1,708)	98,506	-	-
Small Cap Growth Portfolio	300,211	21,417	1,378	(39,871)	(5,128)	278,007	-	-
Small Cap Value Portfolio	292,078	21,417	1,025	(8,279)	(5,127)	301,114	-	-

Total	$8,484,008	$713,889	$30,578	$(450,418)	$(171,924)	$8,606,133	$-	$-

2040 Retirement Portfolio
Bond Portfolio	$1,041,865	$181,644	$(2,010)	$(48,156)	$(260,710)	$912,633	$-	$-
Equity Index Portfolio	3,527,806	438,083	192,431	(327,684)	(626,643)	3,203,993	-	-
International Portfolio	1,411,985	181,644	41,254	(92,563)	(259,828)	1,282,492	-	-
Mid-Cap Equity Index Portfolio	1,454,529	181,644	69,176	(131,057)	(259,828)	1,314,464	-	-
Small Cap Equity Index Portfolio	181,446	21,370	8,053	(17,044)	(30,568)	163,257	-	-
Small Cap Growth Portfolio	282,367	32,054	14,009	(47,349)	(45,849)	235,232	-	-
Small Cap Value Portfolio	264,375	32,054	10,148	(15,670)	(45,852)	245,055	-	-

Total	$8,164,373	$1,068,493	$333,061	$(679,523)	$(1,529,278)	$7,357,126	$-	$-

2045 Retirement Portfolio
Bond Portfolio	$408,544	$42,666	$(49)	$(23,860)	$(3,616)	$423,685	$-	$-
Equity Index Portfolio	1,754,990	127,998	2,712	(79,573)	(9,413)	1,796,714	-	-
International Portfolio	715,363	54,856	613	(32,865)	(4,034)	733,933	-	-
Mid-Cap Equity Index Portfolio	691,813	51,808	892	(33,823)	(3,810)	706,880	-	-
Small Cap Equity Index Portfolio	65,732	3,048	(25,020)	21,314	(224)	64,850	-	-
Small Cap Growth Portfolio	186,773	12,190	236	(24,415)	(896)	173,888	-	-
Small Cap Value Portfolio	178,435	12,190	169	(4,629)	(896)	185,269	-	-

Total	$4,001,650	$304,756	$(20,447)	$(177,851)	$(22,889)	$4,085,219	$-	$-

2050 Retirement Portfolio
Bond Portfolio	$343,272	$43,908	$(66)	$(20,080)	$(4,340)	$362,694	$-	$-
Equity Index Portfolio	1,695,249	150,019	3,494	(76,134)	(13,205)	1,759,423	-	-
International Portfolio	743,882	69,521	860	(34,663)	(6,120)	773,480	-	-
Mid-Cap Equity Index Portfolio	726,750	65,861	1,208	(35,205)	(5,795)	752,819	-	-
Small Cap Equity Index Portfolio	105,333	7,318	127	(5,996)	(644)	106,138	-	-
Small Cap Growth Portfolio	184,784	14,636	287	(24,116)	(1,288)	174,303	-	-
Small Cap Value Portfolio	182,358	14,635	218	(4,675)	(1,288)	191,248	-	-

Total	$3,981,628	$365,898	$6,128	$(200,869)	$(32,680)	$4,120,105	$-	$-

2055 Retirement Portfolio
Bond Portfolio	$69,965	$10,347	$(21)	$(4,006)	$(2,311)	$73,974	$-	$-
Equity Index Portfolio	373,218	41,390	2,663	(17,719)	(8,833)	390,719	-	-
International Portfolio	164,207	20,695	703	(7,737)	(4,415)	173,453	-	-
Mid-Cap Equity Index Portfolio	171,023	19,661	1,077	(8,716)	(4,194)	178,851	-	-
Small Cap Equity Index Portfolio	16,811	1,035	54	(968)	(221)	16,711	-	-
Small Cap Growth Portfolio	47,489	5,173	323	(6,283)	(1,104)	45,598	-	-
Small Cap Value Portfolio	48,403	5,174	230	(1,342)	(1,103)	51,362	-	-

Total	$891,116	$103,475	$5,029	$(46,771)	$(22,181)	$930,668	$-	$-

2060 Retirement Portfolio
Bond Portfolio	$50,504	$9,137	$(31)	$(2,996)	$(1,261)	$55,353	$-	$-
Equity Index Portfolio	301,974	44,546	1,307	(13,578)	(5,702)	328,547	-	-
International Portfolio	148,498	23,987	143	(7,295)	(3,072)	162,261	-	-
Mid-Cap Equity Index Portfolio	149,948	22,844	2,679	(9,335)	(2,924)	163,212	-	-
Small Cap Equity Index Portfolio	20,119	2,285	62	(1,146)	(297)	21,023	-	-
Small Cap Growth Portfolio	39,486	5,710	158	(5,177)	(731)	39,446	-	-
Small Cap Value Portfolio	40,253	5,711	131	(1,036)	(732)	44,327	-	-

Total	$750,782	$114,220	$4,449	$(40,563)	$(14,719)	$814,169	$-	$-

Conservative Allocation Portfolio
Bond Portfolio	$2,549,850	$194,768	$(910)	$(147,841)	$(36,603)	$2,559,264	$-	$-
Equity Index Portfolio	2,826,183	162,308	7,824	(141,304)	(30,503)	2,824,508	-	-
International Portfolio	558,878	32,461	645	(26,728)	(6,101)	559,155	-	-
Mid-Cap Equity Index Portfolio	600,616	32,461	1,340	(31,533)	(6,101)	596,783	-	-
Mid-Term Bond Portfolio	3,309,752	227,230	(774)	(140,545)	(42,704)	3,352,959	-	-

Total	$9,845,279	$649,228	$8,125	$(487,951)	$(122,012)	$9,892,669	$-	$-

Moderate Allocation Portfolio
Bond Portfolio	$4,977,746	$167,737	$(6,935)	$(267,815)	$(253,985)	$4,616,748	$-	$-
Equity Index Portfolio	9,106,163	234,834	98,195	(525,191)	(355,609)	8,558,392	-	-
International Portfolio	2,386,860	67,095	12,751	(120,146)	(101,600)	2,244,960	-	-
Mid-Cap Equity Index Portfolio	3,744,841	100,642	35,158	(222,419)	(152,403)	3,505,819	-	-
Mid-Term Bond Portfolio	3,367,860	100,643	(2,957)	(133,429)	(152,397)	3,179,720	-	-

Total	$23,583,470	$670,951	$136,212	$(1,269,000)	$(1,015,994)	$22,105,639	$-	$-

Aggressive Allocation Portfolio
Bond Portfolio	$773,741	$12,536	$(77)	$(43,063)	$(8,020)	$735,117	$-	$-
Equity Index Portfolio	1,945,864	21,940	4,247	(94,130)	(14,038)	1,863,883	-	-
International Portfolio	707,832	9,402	950	(32,648)	(6,015)	679,521	-	-
Mid-Cap Equity Index Portfolio	1,044,109	12,536	2,072	(53,341)	(8,021)	997,355	-	-
Small Cap Growth Portfolio	310,193	3,134	590	(40,631)	(2,005)	271,281	-	-
Small Cap Value Portfolio	267,768	3,134	427	(7,304)	(2,004)	262,021	-	-

Total	$5,049,507	$62,682	$8,209	$(271,117)	$(40,103)	$4,809,178	$-	$-